As filed with the Securities and Exchange Commission on June 9, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3802

LEHMAN BROTHERS INCOME FUNDS

 (Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Peter E. Sundman, Chairman of the Board and Chief Executive Officer

Lehman Brothers Income Funds

605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

(Names and Addresses of agents for service)

Date of fiscal year end: March 31, 2008

Date of reporting period: March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Shareholders

Neuberger Berman Government Money Fund

Lehman Brothers

Tax-Free Money Fund

Lehman Brothers National Municipal Money Fund

Annual Report

March 31, 2008

@2008 Lehman Brothers Asset Management LLC. All rights reserved.

Chairman’s Letter

Dear Shareholder,

I am pleased to present to you this annual report for the Neuberger Berman Government Money Fund, the Lehman Brothers Tax-Free Money Fund and the Lehman Brothers National Municipal Money Fund for the fiscal year ended March 31, 2008. The report includes portfolio commentaries, a listing of the Portfolios’ investments, and their audited financial statements for the reporting period.

The fiscal period was marked by extreme volatility, initially related to the housing decline, which spilled over into the fixed income markets in the form of significant issues with subprime mortgage securities, before broadening to other securities. During the fiscal year, the Federal Reserve cut the Fed Funds rate by a total of 300 basis points, taking an array of increasingly aggressive steps to infuse the markets with liquidity. Still, employment and other metrics appeared weak at period’s end, with many observers suggesting that the economy was in recession.

Throughout the turmoil, the Funds performed admirably. Our investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

As always, we intend to proceed with caution to protect our clients’ principal and maintain daily liquidity and diversification.

Sincerely,

PETER SUNDMAN

CHAIRMAN OF THE BOARD

LEHMAN BROTHERS INCOME FUNDS

Neuberger Berman Government Money Fund Commentary	Investor Class: NBGXX

The Neuberger Berman Government Money Fund Investor Class delivered positive returns and outperformed its benchmark, the iMoneyNet Money Fund Report Government & Agencies Retail Average during the fiscal year ended March 31, 2008.

The Federal Reserve’s interest rate policy was on hold for the first four months of the 12-month period, with the target Fed Funds rate at 5.25%. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since October 2006, and the yield dropped lower still in June as prices increased. Worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

Beginning in July, investors in the credit markets became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. After leaving rates unchanged at the August meeting, the release in September of the August payroll figures, which were negative for the first time in four years, coupled with a deteriorating housing market, prompted the Fed to reduce the Fed Funds rate by 50-basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50-basis-point Fed reduction.

This move was followed by two further 25-basis-point rate cuts in October and December, as the Fed attempted to “forestall some of the adverse effects on the broader economy that might otherwise arise from disruptions in the financial markets.”

In January, in a move that appeared to catch the market by surprise, the Fed acted in aggressive fashion to take rates lower, with a 75-basis-point cut one week prior to its scheduled meeting, and an additional 50-basis-point cut at month-end. This temporarily silenced criticism of Fed Chairman Ben Bernanke and the Fed that they were behind the curve in dealing with liquidity issues. The intermeeting cut was the first since 2001 and was the largest in nearly 25 years. The rate reductions seemed to be confirmation that the Fed believed that the liquidity crisis had advanced into an economic crisis, and that the U.S. economy was teetering on the brink of recession.

Volatility continued in February, as “deleveraging” continued to be the operative word and the market struggled to absorb the overwhelming supply of debt securities. Traditional valuation methods and market pricing on certain types of assets suffered an extreme disconnect, with prices declining precipitously, driven by the supply-demand imbalance and the uncertainty generated by markets entering uncharted territory.

March brought further actions by the Fed, which included lowering the Fed Funds rate by an additional 75 basis points (despite two dissenting votes) and opened a new lending program to investment firms serving as “primary dealers.”

At the time of this writing, supply continues to hit the credit markets faster than demand can absorb it. Amid continued jobs losses, higher mortgage delinquency rates and falling home prices, consumer balance sheets are on precarious ground. We believe that the Fed will very likely continue this easing cycle, perhaps taking rates below 2.00% as “insurance” against a more pronounced slowdown.

Neuberger Berman Government Money Fund is overweighted in floating rate notes, which reset according to one-month Libor, three-month Libor, and the Prime Rate. In addition, the Fund is also heavily weighted in overnight repurchase agreements backed by 102% U.S. government securities. As of the end of the period, the weighted average maturity of the portfolio was 49.1 days.

Performance and Yield Information1,3

For the fiscal year ended March 31, 2008, Neuberger Berman Government Money Fund Investor Class returned 4.39% compared to the iMoneyNet Money Fund Report Government & Agencies Retail Average’s 4.02%. The Fund closed the period with a 2.54% seven-day current yield and a 2.57% seven-day effective yield; this more closely reflects current earnings than the one-year figures.

Sincerely,

JOHN C. DONOHUE AND SCOTT F. RIECKE

PORTFOLIO CO-MANAGERS

Maturity Diversification (% by Maturity)

1 - 7 Days	47.8%
8 - 30 Days	19.4
31 - 90 Days	18.4
91 - 180 Days	5.9
181+ Days	8.5

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end visit www.nb.com/performance. The composition, industries and holdings of each Fund are subject to change.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Lehman Brothers Tax-Free Money Fund Commentary	Reserve Class: LBTXX

We are pleased to report that Lehman Brothers Tax-Free Money Fund Reserve Class delivered positive returns and outperformed the iMoneyNet Money Fund Report Tax-Free National Institutional Average for the five months ended March 31, 2008.

The Federal Reserve’s interest rate policy was on hold for the first four months of the 12-month period ended March 31, 2008, with the target Fed Funds rate at 5.25%. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since October 2006, and the yield dropped lower still in June as prices increased. Worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

Beginning in July, investors in the credit markets became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. After leaving rates unchanged at the August meeting, the release in September of the August payroll figures, which were negative for the first time in four years, coupled with a deteriorating housing market, prompted the Fed to reduce the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50-basis-point Fed reduction.

This move was followed by two further 25-basis-point rate cuts in October and December, as the Fed attempted to “forestall some of the adverse effects on the broader economy that might otherwise arise from disruptions in the financial markets.”

In January, in a move that appeared to catch the market by surprise, the Fed acted in aggressive fashion to take rates lower, with a 75-basis-point cut one week prior to its scheduled meeting, and an additional 50-basis-point cut at month-end. This temporarily silenced criticism of Fed Chairman Ben Bernanke and the Fed that they were behind the curve in dealing with liquidity issues. The intermeeting cut was the first since 2001 and was the largest in nearly 25 years. The rate reductions seemed to be confirmation that the Fed believed that the liquidity crisis had advanced into an economic crisis, and that the U.S. economy was teetering on the brink of recession.

Volatility continued in February, as “deleveraging” continued to be the operative word and the market struggled to absorb the overwhelming supply of debt securities. Traditional valuation methods and market pricing on certain types of assets suffered an extreme disconnect, with prices declining precipitously, driven by the supply-demand imbalance and the uncertainty generated by markets entering uncharted territory.

March brought further actions by the Fed, which included lowering the Fed Funds rate by an additional 75 basis points (despite two dissenting votes) and opened a new lending program to investment firms serving as “primary dealers.”

At the time of this writing, supply continues to hit the credit markets faster than demand can absorb it. Amid continued jobs losses, higher mortgage delinquency rates and falling home prices, consumer balance sheets are on precarious ground. We believe that the Fed will very likely continue this easing cycle, perhaps taking rates below 2.00% as “insurance” against a more pronounced slowdown.

The most significant impact to the municipal money fund arena with regard to the ongoing credit crisis involved the downgrades of several mono-line insurers over the past six months. To avoid ineligibility under Rule 2a-7 of the Investment Company Act of 1940, most tax-exempt money funds were forced to sell their weaker insured holdings. As part of our conservative investment approach, we continued to monitor each of our insured issues and proactively disposed of any securities that we believed might not meet Rule 2a-7 credit eligibility requirements. In addition, we continue to monitor each of the securities in our portfolios to ensure their creditworthiness. With the U.S. economy facing a severe credit crisis and the threat of a recession becoming more likely, money fund yields plummeted over the past six months. The SIFMA Municipal Swap Index rate, a proxy for tax-free weekly resets, averaged 3.74% for the first half of the year but only 2.97% in the second half, registering an 77-basis-point decline. The weighted average maturity of the Portfolio at the end of the fiscal year was 43.3 days, and the portfolio remained heavily invested in variable rate demand notes throughout the period.

Performance and Yield Information2,3

For the five months ended March 31, 2008, the Fund returned 1.21%, compared to the iMoneyNet Money Fund Report Tax-Free National Institutional Average’s 1.13%. The Fund closed the reporting period with a 2.28% seven-day current yield and a 2.31% seven-day effective yield; as well as a 3.51% seven-day tax-equivalent current yield and a 3.57% tax-equivalent effective yield; these more closely reflect current earnings than the one-year figures.

Sincerely,

WILLIAM J. FURRER AND KRISTIAN LIND

PORTFOLIO CO-MANAGERS

Maturity Diversification (% by Maturity)

1 - 7 Days	83.4%
8 - 30 Days	1.1
31 - 90 Days	3.5
91 - 180 Days	4.7
181+ Days	7.3

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end visit www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html. The composition, industries and holdings of each Fund are subject to change.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Lehman Brothers National Municipal Money Fund Commentary	Reserve Class: LBMXX

We are pleased to report that Lehman Brothers National Municipal Money Fund Reserve Class delivered positive returns and outperformed the iMoneyNet Money Fund Report Tax-Free National Institutional Average for the five months ended March 31, 2008.

The Federal Reserve’s interest rate policy was on hold for the first four months of the 12-month period ended March 31, 2008, with the target Fed Funds rate at 5.25%. In April, a demand and supply imbalance drove the yield on the three-month U.S. Treasury bill to its lowest level since October 2006, and the yield dropped lower still in June as prices increased. Worries about reports of large losses at hedge funds in the subprime and collateralized debt space led to a flight-to-quality bid for Treasuries and a slight widening of risk premiums in the market.

Beginning in July, investors in the credit markets became increasingly concerned about contagion to the broader market from the shakeout in subprime mortgages, leading to more investors taking refuge in Treasuries. Premiums for lending increased dramatically, as the excesses of a prolonged period of liquidity began to be removed from the market. After leaving rates unchanged at the August meeting, the release in September of the August payroll figures, which were negative for the first time in four years, coupled with a deteriorating housing market, prompted the Fed to reduce the Fed Funds rate by 50 basis points at its September meeting, marking its first rate reduction since 2003. The move to 4.75% was only the second time in the last 20 years that an easing cycle had commenced with a 50-basis-point Fed reduction.

This move was followed by two further 25-basis-point rate cuts in October and December, as the Fed attempted to “forestall some of the adverse effects on the broader economy that might otherwise arise from disruptions in the financial markets.”

In January, in a move that appeared to catch the market by surprise, the Fed acted in aggressive fashion to take rates lower, with a 75-basis-point cut one week prior to its scheduled meeting, and an additional 50-basis-point cut at month-end. This temporarily silenced criticism of Fed Chairman Ben Bernanke and the Fed that they were behind the curve in dealing with liquidity issues. The intermeeting cut was the first since 2001 and was the largest in nearly 25 years. The rate reductions seemed to be confirmation that the Fed believed that the liquidity crisis had advanced into an economic crisis, and that the U.S. economy was teetering on the brink of recession.

Volatility continued in February, as “deleveraging” continued to be the operative word and the market struggled to absorb the overwhelming supply of debt securities. Traditional valuation methods and market pricing on certain types of assets suffered an extreme disconnect, with prices declining precipitously, driven by the supply-demand imbalance and the uncertainty generated by markets entering uncharted territory.

March brought further actions by the Fed, which included lowering the Fed Funds rate by an additional 75 basis points (despite two dissenting votes) and opened a new lending program to investment firms serving as “primary dealers.”

At the time of this writing, supply continues to hit the credit markets faster than demand can absorb it. Amid continued jobs losses, higher mortgage delinquency rates and falling home prices, consumer balance sheets are on precarious ground. We believe that the Fed will very likely continue this easing cycle, perhaps taking rates below 2.00% as “insurance” against a more pronounced slowdown.

The most significant impact to the municipal money fund arena with regard to the ongoing credit crisis involved the downgrades of several mono-line insurers over the past six months. To avoid ineligibility under Rule 2a-7 of the Investment Company Act of 1940, most tax-exempt money funds were forced to sell their weaker insured holdings. As part of our conservative investment approach, we continued to monitor each of our insured issues and proactively disposed of any securities that we believed might not meet Rule 2a-7 credit eligibility requirements. In addition, we continue to monitor each of the securities in our portfolios to ensure their creditworthiness. With the U.S. economy facing a severe credit crisis and the threat of a recession becoming more likely, money fund yields plummeted over the past six months. The SIFMA Municipal Swap Index rate, a proxy for tax-free weekly resets, averaged 3.74% for the first half of the year but only 2.97% in the second half, registering an 77 basis point drop. The weighted average maturity of the Portfolio at the end of the fiscal year was 30.6 days, and the portfolio remained heavily invested in variable rate demand notes throughout the period.

Performance and Yield Information2,3,4

For the five months ended March 31, 2008, the Fund returned 1.26%, compared to the iMoneyNet Money Fund Report Tax-Free National Institutional Average’s 1.13%. The Fund closed the reporting period with a 2.52% seven-day current yield and a 2.55% seven-day effective yield; as well as a 3.88% seven-day tax-equivalent current yield and a 3.95% tax-equivalent effective yield; this more closely reflects current earnings than the one-year figures.

Sincerely,

WILLIAM J. FURRER AND KRISTIAN LIND

PORTFOLIO CO-MANAGERS

Maturity Diversification (% by Maturity)

1 - 7 Days	82.7%
8 - 30 Days	1.1
31 - 90 Days	4.0
91 - 180 Days	7.4
181+ Days	4.8

Performance data quoted represent past performance, which is no guarantee of future results. The investment return on an investment in a money market fund will fluctuate. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end visit www.lehmanam.com/publiccp/LAM/americas/cash_mgmt.html. The composition, industries and holdings of each Fund are subject to change.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Endnotes

1	Neuberger Berman Management Inc. has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Investor Class of Neuberger Berman Government Money Fund through 10/31/2010, so that the total annual operating expenses of that class are limited to 0.45% of average net assets. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2008, there was no reimbursement of expenses by Management to the Fund.

2	Neuberger Berman Management Inc. has voluntarily agreed to reimburse or waive certain expenses of the Reserve Class of Lehman Brothers Tax-Free Money Fund and Lehman Brothers National Municipal Money Fund so that the total annual operating expenses of the Reserve Class of each Fund (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) are limited to 0.20% and 0.17% of average daily net assets, respectively. Absent such reimbursements or waivers, each Fund’s yield would have been less. Management expects that, in the future, it may voluntarily reimburse or waive certain expenses of each Fund so that the total annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses are limited to 0.23% of average daily net assets. Management may, at its sole discretion, modify or terminate these voluntary commitments with notice to a Fund.

3	“Current yield” of a money market fund refers to the income generated by an investment in a Fund over a recent 7-day period. This income is then “annualized.” The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The “effective yield” will be slightly higher than the “current yield” because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is not a guarantee of future results. Tax-equivalent effective yield is the taxable effective yield that an investor would have had to receive in order to realize the same level of yield after federal income taxes at the highest federal tax rate, currently 35%, assuming that all of a Fund’s income is exempt from federal income taxes.

4	A portion of the income of Lehman Brothers National Municipal Money Fund may be a tax preference item for purposes of the federal alternative minimum tax for certain investors.

Glossary of Indices

iMoneyNet Money Fund Report Government & Agencies Retail Average:	Measures the performance of retail money market mutual funds which invest in obligations of the U.S. Treasury (T-Bills), repurchase agreements, or U.S. Government Agency securities.

iMoneyNet Money Fund Report Tax-Free National Institutional Average:	Measures all national tax-free and municipal institutional funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds—6 months or less, Put Bonds—over 6 months, AMT Paper, and Other Tax-Free holdings.

SIFMA Municipal Swap Index:	The Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index, produced by Municipal Market Data (MMD), is a 7-day high-grade market index comprised of tax-exempt VRDOs (Variable Rate Demand Obligations) from MMD’s extensive database. In order for an issue to qualify for inclusion in the index it must: be a weekly reset, effective on Wednesday (no lag resets considered); NOT be subject to Alternative Minimum Tax; have an outstanding amount of $10 million or more; have the highest short-term rating [VMIG1 by Moody’s or A-1+ by S&P]; and pay interest on a monthly basis, calculated on an actual/actual basis. In addition, only one quote per obligor per remarketing agent will be included in the index. Issues from all states are eligible for inclusion. The index is calculated on a weekly basis. The index was formerly known as The Bond Market Association (BMA)/PSA Municipal Swap Index.

Please note that indices do not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described indices.

Information About Your Fund’s Expenses

These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include each fund’s proportionate share of expenses of its corresponding master series, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The tables illustrate each fund’s costs in two ways:

Actual Expenses and Performance:	The first section of the tables provide information about actual account values and actual expenses in dollars, based on the fund’s actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid over the period.

Hypothetical Example for Comparison Purposes:	The second section of the tables provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these funds versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Information As of 3/31/08 (Unaudited)

NEUBERGER BERMAN GOVERNMENT MONEY FUND

Actual	Beginning Account Value 10/01/07	Ending Account Value 3/31/08	Expenses Paid During the Period* 10/01/07 - 3/31/08	Expense Ratio
Investor Class	$1,000.00	$1,019.20	$2.07	.41%

Hypothetical (5% annual return before expenses)***
Investor Class	$1,000.00	$1,022.95	$2.07	.41%

LEHMAN BROTHERS TAX-FREE MONEY FUND

Actual	Beginning Account Value 11/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period** 11/1/07 - 3/31/08	Expense Ratio
Reserve Class	$1,000.00	$1,012.10	$0.79	.19%

Hypothetical (5% annual return before expenses)***
Reserve Class	$1,000.00	$1,019.98	$0.80	.19%

LEHMAN BROTHERS NATIONAL MUNICIPAL MONEY FUND

Actual	Beginning Account Value 11/1/07	Ending Account Value 3/31/08	Expenses Paid During the Period** 11/1/07 - 3/31/08	Expense Ratio
Reserve Class	$1,000.00	$1,012.60	$0.71	.17%

Hypothetical (5% annual return before expenses)***
Reserve Class	$1,000.00	$1,020.06	$0.71	.17%

*	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). The fund’s expense ratio includes its proportionate share of the expenses of its corresponding master series.

**	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 152/366 (to reflect the period shown of November 1, 2007 to March 31, 2008). Each fund’s expense ratio includes its proportionate share of the expenses of its corresponding master series.

***	Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent period divided by 366.

Statements of Assets and Liabilities

Lehman Brothers Income Funds

(000’s omitted except per share amounts)

	GOVERNMENT MONEY FUND	TAX-FREE MONEY FUND	NATIONAL MUNICIPAL MONEY FUND
	March 31, 2008	March 31, 2008	March 31, 2008
Assets
Investment in corresponding Master Series, at value (Note A)	$463,683	$2,035,554	$360,633
Interest receivable	—	52	31
Receivable for Fund shares sold	15	8	—
Receivable from administrator-net (Note B)	—	—	5
Prepaid expenses and other assets	4	12	—

Total Assets	463,702	2,035,626	360,669

Liabilities
Distributions payable	1,072	1,286	—
Payable for Fund shares redeemed	156	—	—
Payable to administrator (Note B)	131	165	—
Accrued expenses and other payables	76	—	73

Total Liabilities	1,435	1,451	73

Net Assets at value	$462,267	$2,034,175	$360,596

Net Assets consist of:
Paid-in capital	$462,196	$2,033,462	$360,528
Distributions in excess of net investment income	—	(1)	(1)
Accumulated net realized gains (losses) on investments	71	714	69

Net Assets at value	$462,267	$2,034,175	$360,596

Net Assets
Investor Class	$462,267	$—	$—
Reserve Class	—	2,034,175	360,596

Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	462,196	—	—
Reserve Class	—	2,033,462	360,528

Net Asset Value, offering and redemption price per share
Investor Class	$1.00	$—	$—
Reserve Class	—	1.00	1.00

See Notes to Financial Statements

Statements of Operations

Lehman Brothers Income Funds

(000’s omitted)

GOVERNMENT MONEY FUND
For the Year Ended March 31, 2008
Investment Income
Income (Note A):
Investment income from corresponding Master Series	$17,908
Expenses from corresponding Master Series (Note B)	(391)

Net investment income from corresponding Master Series	17,517
Interest income—unaffiliated issuers	—

Total income	$17,517

Expenses:
Investment management fees (Note B)	—
Administration fees (Note B)	1,072
Shareholder servicing agent fees:
Investor Class	40
Reserve Class	—
Audit fees	18
Custodian fees (Note B)	3
Insurance expense	—
Legal fees	67
Registration and filing fees	39
Shareholder reports	28
Trustees’ fees and expenses	6
Miscellaneous	1

Total expenses	1,274
Investment management fees waived (Notes A & B)	—
Expenses reduced by custodian fee expense offset arrangement (Note B)	—

Total net expenses	1,274

Net investment income (loss)	$16,243

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	—
Investments from corresponding Master Series	105

Net gain (loss) on investments	105

Net increase (decrease) in net assets resulting from operations	$16,348

See Notes to Financial Statements

TAX-FREE MONEY FUND		NATIONAL MUNICIPAL MONEY FUND
Period from November 1, 2007 to March 31, 2008	For the Year Ended October 31, 2007	Period from November 1, 2007 to March 31, 2008	For the Year Ended October 31, 2007

$30,861	$10,215	$7,344	$2,873
(926)	(186)	(260)	(81)

29,935	10,029	7,084	2,792
—	42,477	—	11,440

$29,935	$52,506	$7,084	$14,232

—	2,633	—	759
814	1,146	184	304

—	—	—	—
18	28	7	26
6	15	18	11
—	181	—	83
7	30	3	8
19	36	26	39
85	160	38	138
23	56	6	12
3	24	3	23
—	52	4	16

975	4,361	289	1,419
—	(1,869)	(158)	(874)
—	(222)	—	(40)

975	2,270	131	505

$28,960	$50,236	$6,953	$13,727

—	23	—	(20)
714	6	84	5

714	29	84	(15)

$29,674	$50,265	$7,037	$13,712

Statements of Changes in Net Assets

Lehman Brothers Income Funds

(000’s omitted)

	GOVERNMENT MONEY FUND
	Year Ended March 31, 2008	Period from November 1, 2006 to March 31, 2007	Year Ended October 31, 2006
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$16,243	$5,865	$15,524
Net realized gain (loss) on investments	105	(7)	(10)
Net increase (decrease) in net assets resulting from operations	16,348	5,858	15,514

Distributions to Shareholders From (Note A):

Net investment income:
Investor Class	(16,243)	(5,865)	(15,524)
Reserve Class	—	—	—

Net realized gain on investments
Investor Class	—	—	—
Reserve Class	—	—	—
Total distributions to shareholders	(16,243)	(5,865)	(15,524)

From Fund Share Transactions (Note D):

Proceeds from shares sold:
Investor Class	1,207,629	334,335	740,009
Reserve Class	—	—	—

Proceeds from reinvestment of dividends and distributions:
Investor Class	2,668	1,131	2,441
Reserve Class	—	—	—

Payment for shares redeemed:
Investor Class	(1,012,990)	(366,508)	(855,804)
Reserve Class	—	—	—
Net increase (decrease) from Fund share transactions	197,307	(31,042)	(113,354)
Net Increase (Decrease) in Net Assets	197,412	(31,049)	(113,364)

Net Assets:
Beginning of period	264,855	295,904	409,268
End of period	$462,267	$264,855	$295,904
Distributions in excess of net investment income at end of period	$—	$—	$—

See Notes to Financial Statements

TAX-FREE MONEY FUND			NATIONAL MUNICIPAL MONEY FUND
Period from November 1, 2007 to March 31, 2008	Year Ended October 31, 2007	Period from December 19, 2005 (Commencement of Operations) to October 31, 2006	Period from November 1, 2007 to March 31, 2008	Year Ended October 31, 2007	Period from December 19, 2005 (Commencement of Operations) to October 31, 2006

$28,960	$50,236	$17,837	$6,953	$13,727	$4,618
714	29	52	84	(15)	16
29,674	50,265	17,889	7,037	13,712	4,634

—	—	—	—	—	—
(28,954)	(50,243)	(17,837)	(6,954)	(13,727)	(4,618)

—	—	—	—	—	—
(29)	(52)	—	—	(16)	—
(28,983)	(50,295)	(17,837)	(6,954)	(13,743)	(4,618)

—	—	—	—	—	—
8,910,551	14,020,213	7,375,109	3,122,392	5,085,798	1,805,891

—	—	—	—	—	—
20,475	39,270	14,793	6,015	13,225	3,040

—	—	—	—	—	—
(8,650,838)	(13,471,278)	(6,224,833)	(3,247,025)	(4,790,405)	(1,638,403)
280,188	588,205	1,165,069	(118,618)	308,618	170,528
280,879	588,175	1,165,121	(118,535)	308,587	170,544

1,753,296	1,165,121	—	479,131	170,544	—
$2,034,175	$1,753,296	$1,165,121	$360,596	$479,131	$170,544
$(1)	$(7)	$—	$(1)	$—	$—

Notes to Financial Statements Income Funds

Note A—Summary of Significant Accounting Policies:

1	General: Neuberger Berman Government Money Fund (“Government Money”), Lehman Brothers Tax-Free Money Fund (“Tax-Free Money”) and Lehman Brothers National Municipal Money Fund (“National Municipal Money”) (individually a “Fund”, collectively, the “Funds”) are separate operating series of Lehman Brothers Income Funds (the “Trust”), a Delaware statutory trust organized pursuant to a Trust Instrument dated December 23, 1992. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and its shares are registered under the Securities Act of 1933, as amended (the “1933 Act”). The Government Money Fund offers Investor Class shares and Tax-Free Money and National Municipal Money offer Reserve Class shares. The Board of Trustees of the Trust (the “Board”) may establish additional series or classes of shares without the approval of shareholders.

On February 28, 2007, Government Money and on September 10, 2007, Tax-Free Money and National Municipal Money converted from a single-fund structure to a “master-feeder” structure. Under the master-feeder structure, rather than investing directly in securities, each Fund is a “feeder fund,” meaning that it invests in a corresponding “master series.” The master series in turn invests in securities, using the strategies as described in the Funds’ prospectus.

Each Fund seeks to achieve its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust (each a “Master Series,” collectively, the “Master Series”) that has an investment objective identical to, and a name similar to, that of each respective Fund. Government Money invests in Government Master Series (commencement of operations December 18, 2006). Tax-Free Money invests in Tax-Exempt Master Series (commencement of operations September 10, 2007). National Municipal Money invests in Municipal Master Series (commencement of operations September 10, 2007). The value of each Fund’s investment in its corresponding Master Series reflects the Fund’s proportionate interest in the net assets of its corresponding Master Series (20.25% for Government Money, 82.38% for Tax-Free Money and 91.38% for National Municipal Money, at March 31, 2008). The performance of each Fund is directly affected by the performance of its corresponding Master Series. The financial statements of the Master Series, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.

The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.

It is the policy of the Funds to maintain a continuous net asset value per share of $1.00; each of the Funds has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Funds will be able to maintain a stable net asset value per share. Each of these Funds complies with Rule 2a-7 of the 1940 Act.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Neuberger Berman Management Inc. (“Management”) to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Fund valuation: Each Fund records its investment in its corresponding Master Series at value. Investment securities held by the corresponding Master Series are valued as indicated in the notes following the Master Series’ Schedule of Investments. Prior to September 10, 2007, investments in securities were valued at amortized cost, which approximated U.S. federal income tax cost for Tax-Free Money and National Municipal Money.

3

Securities transactions and investment income: Prior to September 10, 2007, Tax-Free Money and National Municipal Money recorded securities transactions on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, was recorded on the accrual basis. Realized gains and losses from securities transactions were recorded on the basis of identified cost and stated separately in the Statements of Operations.

4	Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

In accordance with Securities and Exchange Commission guidance, Government Money implemented the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on September 30, 2007. Tax-Free Money and National Municipal Money implemented FIN 48 on March 31, 2008. The Funds have reviewed the tax positions for the open tax years as of March 31, 2008 and have determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Master Series, timing differences and differing characterization of distributions made by each Fund as a whole.

As determined on March 31, 2008, there were no permanent differences resulting from different book and tax accounting.

The tax character of distributions paid during the year ended March 31, 2008, the period ended March 31, 2007, and the year ended October 31, 2006 were as follows:

	Distributions Paid From:
	Taxable Income						Tax-Exempt Income						Total
	2008		2007		2006		2008		2007		2006		2008		2007		2006
Government Money	$16,242,800		$5,864,940	(2)	$15,523,659		$—		$—	(2)	$—		$16,242,800		$5,864,940	(2)	$15,523,659
Tax-Free Money	29,080	(1)	51,582	(3)	—	(4)	28,953,860	(1)	50,242,930	(3)	17,837,465	(4)	28,982,940	(1)	50,294,512	(3)	17,837,465	(4)
National Municipal Money	—	(1)	16,762	(3)	—	(4)	6,953,523	(1)	13,726,404	(3)	4,617,630	(4)	6,953,523	(1)	13,743,166	(3)	4,617,630	(4)

(1)	Period from November 1, 2007 to March 31, 2008.

(2)	Period from November 1, 2006 to March 31, 2007.

(3)	The year ended October 31, 2007 for Tax-Free Money and National Municipal Money.

(4)	Period from December 19, 2005 (Commencement of Operations) to October 31, 2006.

As of March 31, 2008, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Gain	Loss Carryforwards and Deferrals	Total
Government Money	$1,142,106	$—	$—	$—	$1,142,106
Tax-Free Money	668,101	1,305,395	45,495	—	2,018,991
National Municipal Money	69,356	18,760	—	—	88,116

The difference between book basis and tax basis distributable earnings is attributable primarily to timing differences of distribution payments and organization expenses.

To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. As determined on March 31, 2008, the Funds did not have unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains. During the year ended March 31, 2008, Government Money and National Municipal Money utilized capital loss carryforwards of $33,787 and $14,295, respectively.

5	Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investment in the Master Series. It is the policy of each Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

6	Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Fund are charged to that Fund. Expenses of the Trust that are not directly attributed to a Fund are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

Each Fund bears its proportionate share of its corresponding Master Series’ expenses.

7	Other: All net investment income and realized and unrealized capital gains and losses of a Master Series are allocated pro rata among its respective Fund and any other investors in the Master Series (including any other investment companies), if any.

8	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

Each Fund retains Management as its administrator under an Administration Agreement. The Investor Class of Government Money pays Management an administration fee at the annual rate of 0.27% of its average daily net assets under this agreement. The Reserve Class of Tax-Free Money and National Municipal Money pays Management an administration fee at the annual rate of 0.08% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company (“State Street”) as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

Government Money indirectly pays for investment management services through its investment in the Master Series at the annual rate of 0.08% of the average daily net assets (see Note B of Notes to Financial Statements of the Master Series).

Prior to September 10, 2007, Tax-Free Money and National Municipal Money directly retained Management as its investment manager under a Management Agreement. For such investment management services, Tax-Free Money and National Municipal Money paid Management a fee at the annual rate of 0.25% of the first $500 million of its average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next

$500 million, and 0.15% of average daily net assets in excess of $2 billion. Effective September 11, 2007, Tax-Free Money and National Municipal Money indirectly pay for investment management services through its investment in the corresponding Master Series at the same annual rate of its average daily net assets (see Note B of Notes to Financial Statements of the Institutional Liquidity Trust). As a result of a waiver at the Master Series level, Tax-Free Money and National Municipal Money indirectly received a management fee waiver limiting the management fee to 0.08% of its average daily net assets from November 1, 2007 to March 31, 2008. The waiver resulted in a reduction of expenses borne by Tax-Free Money and National Municipal Money from its corresponding Master Series of $1,172,820 for Tax-Free Money and $379,165 for National Municipal Money (See Note B of Notes to Financial Statements of the Master Series).

Prior to September 10, 2007, Lehman Brothers Asset Management, LLC (“LBAM”), as sub-adviser to Tax-Free Money and National Municipal Money, received a monthly fee paid by Management. Tax-Free Money and National Municipal Money did not pay a fee directly to LBAM for such services. During that time, LBAM was retained by Management to provide day-to-day investment management services. As investment manager, Management was responsible for overseeing the investment activities of LBAM.

Management has contractually undertaken to forgo current payment of fees and/or reimburse Government Money for its operating expenses plus its pro rata portion of its corresponding Master Series’ operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) (“Operating Expenses”) which exceed the expense limitation as detailed in the following table:

	Contractual Expense Limitation(1)	Expiration	Contractual Reimbursement/ Waiver of Fees from Management for the Year Ended March 31, 2008
Government Money Investor Class	0.45%	10/31/10	$—

(1)	Expense limitation per annum of the class’ average daily net assets.

Government Money has agreed to repay Management for fees and expenses forgone and/or its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its expense limitation and the repayments are made within three years after the year in which Management issued the reimbursement or waived fees.

During the year ended March 31, 2008, there was no repayment to Management under this agreement. At March 31, 2008, there were no contingent liabilities to Management under the agreement.

Management has voluntarily undertaken to reimburse and/or waive operating expenses (including fees payable to Management but excluding Operating Expenses which exceed the expense limitation as detailed in the following table:

Class	Voluntary Expense Limitation(1)		Administration Fees Waived for the Period Ended March 31, 2008	Voluntary Reimbursement from Management for the Period Ended March 31, 2008
Tax-Free Money Reserve Class	0.20	%(2)	$—	$—
National Municipal Money Reserve Class	0.17	%(2)	157,823	—

(1)	Expense limitation per annum of the class’ average daily net assets. Management may, at its sole discretion, terminate this agreement with notice to each Fund.

(2)	Management expects that, in the future, it may voluntarily reimburse or waive certain expenses of each Fund so that the total annual Operating Expenses of each Fund are limited to 0.23% of average net assets.

Management and LBAM, sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

Each Fund also has a distribution agreement with Management. Management receives no compensation under it and no commissions for sales or redemptions of shares of beneficial interest of the Funds.

The Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2008, the impact of this arrangement was a reduction of expenses of $4,870, $117,667 and $62,588 for Government Money, Tax-Free Money and National Municipal Money, respectively.

Note C—Investment Transactions:

During the period ended March 31, 2008, contributions and withdrawals in the Fund’s investment in its corresponding Master Series were as follows:

(000’s omitted)	Contributions	Withdrawals
Government Money	$1,138,848	$958,694
Tax-Free Money	3,305,971	3,055,284
National Municipal Money	1,481,015	1,606,703

Note D—Fund Share Transactions:

Share activity at $1.00 per share for the year ended March 31, 2008, the period ended March 31, 2007 and the year ended October 31, 2006 was as follows:

	For the Year Ended March 31, 2008				For the Period Ended March 31, 2007
(000’s omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Government Money:
Investor Class	1,207,629	2,668	(1,012,990)	197,307	334,335	1,131	(366,508)	(31,042)

	For the Year Ended October 31, 2006
(000’s omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Government Money:
Investor Class	740,009	2,441	(855,804)	(113,354)

Share activity at $1.00 per share for the period ended March 31, 2008, the year ended October 31, 2007 and the period ended October 31, 2006 was as follows:

	For the Period Ended March 31, 2008				For the Year Ended October 31, 2007
(000’s omitted)	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Tax-Free Money:
Reserve Class	8,910,551	20,475	(8,650,838)	280,188	14,020,213	39,270	(13,471,278)	588,205
National Municipal Money:
Reserve Class	3,122,392	6,015	(3,247,025)	(118,618)	5,085,798	13,225	(4,790,405)	308,618

	For the Period Ended October 31, 2006(1)
(000’s omitted)	Shares Sold		Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Tax-Free Money:
Reserve Class	7,375,109	(2)	14,793	(6,224,833)	1,165,069
National Municipal Money:
Reserve Class	1,805,891	(2)	3,040	(1,638,403)	170,528

(1)	Period from December 19, 2005 (Commencement of operations) to October 31, 2006.

(2)	Includes initial capitalization of $10 on December 19, 2005.

Note E—Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Funds’ financial position or results of operations.

Note F—Change in Year End:

The Board of Trustees adopted a change in the fiscal year end dates of Tax-Free Money and National Municipal Money to March 31. This change is effective beginning with the current fiscal period, which ran from November 1, 2007 to March 31, 2008. Prior to March 31, 2008, the fiscal year end of Tax-Free Money and National Municipal Money was October 31.

Financial Highlights

Neuberger Berman Government Money Fund†

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series’ Financial Statements and notes thereto.

Investor Class

	Year Ended March 31,	Period from November 1, 2006^^ to March 31,		Year Ended October 31,
	2008	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0430	.0200		.0429	.0230	.0060	.0078
Net Gains or Losses on Securities	.0002	(.0000)		(.0000)	(.0000)	.0000	.0000
Total From Investment Operations	.0432	.0200		.0429	.0230	.0060	.0078

Less Distributions From:
Net Investment Income	(.0430)	(.0200)		(.0429)	(.0230)	(.0060)	(.0078)
Net Capital Gains	—	—		—	—	(.0000)	(.0000)
Total Distributions	(.0430)	(.0200)		(.0429)	(.0230)	(.0060)	(.0078)
Net Asset Value, End of Period	$1.0002	$1.0000		$1.0000	$1.0000	$1.0000	$1.0000
Total Return††	+4.39%	+2.01	%**@	+4.38%@	+2.33%@	+.61%@	+.78%@

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$462.3	$264.9		$295.9	$409.3	$454.7	$1,078.3
Ratio of Gross Expenses to Average Net Assets#	.42%	.47	%*	.46%	.48%	.49%	.45%
Ratio of Net Expenses to Average Net Assets	.42%	.47	%*‡	.45%‡	.47%‡	.49%‡	.45%‡
Ratio of Net Investment Income (Loss) to Average Net Assets	4.09%	4.78	%*	4.26%	2.25%	.57%	.78%

See Notes to Financial Highlights

Financial Highlights

Lehman Brothers Tax-Free Money Fund†

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series’ Financial Statements and notes thereto.

Reserve Class

	Period from November 1, 2007^^ to March 31, 2008	Year Ended October 31, 2007	Period from December 19, 2005^ to October 31, 2006
Net Asset Value, Beginning of Period	$1.0000	$1.0000	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0120	.0350	.0282
Net Gains or Losses on Securities	.0004	.0000	.0000
Total From Investment Operations	.0124	.0350	.0282

Less Distributions From:
Net Investment Income	(.0120)	(.0350)	(.0282)
Net Capital Gains	(.0000)	(.0000)	—
Total Distributions	(.0120)	(.0350)	(.0282)
Net Asset Value, End of Period	$1.0004	$1.0000	$1.0000
Total Return††@	+1.21%**	+3.56%	+2.86	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$2,034.2	$1,753.3	$1,165.1
Ratio of Gross Expenses to Average Net Assets#	.19%*	.19%	.19	%*
Ratio of Net Expenses to Average Net Assets‡	.19%*	.18%	.17	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	2.84%*	3.51%	3.30	%*

See Notes to Financial Highlights

Financial Highlights

Lehman Brothers National Municipal Money Fund†

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Master Series’ Financial Statements and notes thereto.

Reserve Class

	Period from November 1, 2007^^ to March 31, 2008	Year Ended October 31, 2007	Period from December 19, 2005^ to October 31, 2006
Net Asset Value, Beginning of Period	$1.0000	$1.0001	$1.0000
Income From Investment Operations:
Net Investment Income (Loss)	.0125	.0361	.0287
Net Gains or Losses on Securities	.0002	(.0000)	.0001
Total From Investment Operations	.0127	.0361	.0288

Less Distributions From:
Net Investment Income	(.0125)	(.0361)	(.0287)
Net Capital Gains	—	(.0001)	—
Total Distributions	(.0125)	(.0362)	(.0287)
Net Asset Value, End of Period	$1.0002	$1.0000	$1.0001
Total Return††@	+1.26%**	+3.68%	+2.90	%**

Ratios/Supplemental Data
Net Assets, End of Period (in millions)	$360.6	$479.1	$170.5
Ratio of Gross Expenses to Average Net Assets#	.17%*	.17%	.17	%*
Ratio of Net Expenses to Average Net Assets‡	.17%*	.16%	.16	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	3.01%*	3.61%	3.28	%*

See Notes to Financial Highlights

Notes to Financial Highlights Income Funds

†

The per share amounts and ratios which are shown reflect income and expenses, including the Fund’s proportionate share of its corresponding Master Series’ income and expenses (except for the period from November 1, 2001 to February 28, 2007 when Government Money was organized in a single-fund structure and for the period from December 19, 2005 to September 10, 2007 when Tax-Free Money and National Municipal Money were organized in a single-fund structure).

††

Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost.

‡

After reimbursement and/or waiver of a portion of certain expenses by Management (see Note B of Notes to Financial Statements of Income Funds). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

	Period from November 1, 2006 to March 31,	Year Ended October 31,
	2007	2006	2005	2004	2003
Government Money Fund Investor Class	.48%	.47%	.49%	.58%	.57%

	Period from November 1, 2007 to March 31,	Year Ended October 31,	Period from December 19, 2005 (Commencement of Operations) to October 31,
	2008	2007	2006
Tax-Free Money Fund Reserve Class	.30%	.33%	.36%
National Municipal Money Fund Reserve Class	.40%	.42%	.53%

*	Annualized.

**	Not annualized.

#	The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

^^	The Fund’s year end changed from October 31 to March 31.

@	Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements of Income Funds).

^	The date investment operations commenced.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Lehman Brothers Income Funds and Shareholders of Neuberger Berman Government Money Fund and Lehman Brothers National Municipal Money Fund:

We have audited the accompanying statements of assets and liabilities of Neuberger Berman Government Money Fund (Government Money) and Lehman Brothers National Municipal Money Fund (Municipal Money) (two of the series constituting Lehman Brothers Income Funds) (collectively the “Funds”), as of March 31, 2008, and the related statements of operations for the year then ended for Government Money and the period from November 1, 2007 to March 31, 2008 and for the year ended October 31, 2007 for Municipal Money, and the statements of changes in net assets and the financial highlights for each of periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Neuberger Berman Government Money Fund and Lehman Brothers National Municipal Money Fund, two of the series of Lehman Brothers Income Funds, at March 31, 2008, the results of their operations for the year then ended for Government Money and the period from November 1, 2007 to March 31, 2008 and for the year ended October 31, 2007 for Municipal Money, and the changes in their net assets and the financial highlights for each of periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees

Lehman Brothers Income Funds and

Shareholders of Lehman Brothers Tax-Free Money Fund

We have audited the accompanying statement of assets and liabilities of the Lehman Brothers Tax-Free Money Fund (formerly, Tax-Free Money Fund), a series of the Lehman Brothers Income Funds (the “Trust”), as of March 31, 2008, and the related statements of operations for the period from November 1, 2007 to March 31, 2008 and for the year ended October 31, 2007, and the statements of changes in net assets and the financial highlights for the period from November 1, 2007 to March 31, 2008, and for the year ended October 31, 2007, and for the period December 19, 2005 to October 31, 2006. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Lehman Brothers Tax-Free Money Fund, as of March 31, 2008, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

May 15, 2008

Schedule of Investments Government Master Series

PRINCIPAL AMOUNT		RATING§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

U.S. Government Agency Securities (65.7%)
$10,000	Fannie Mae, Notes, 3.38%, due 1/23/09	AGY	AGY	$10,000
15,000	Fannie Mae, Bonds, 3.13%, due 3/16/09	AGY	AGY	15,079
81,115	Fannie Mae, Disc. Notes, 2.35% - 5.02%, due 4/9/08 - 1/30/09	AGY	AGY	80,729
100,000	Fannie Mae, Floating Rate Notes, 2.31% - 2.35%, due 4/1/08	AGY	AGY	99,991	µ
44,849	Fannie Mae, Notes, 3.25% - 5.25%, due 6/15/08 - 4/29/09	AGY	AGY	44,781
27,500	Federal Farm Credit Bank, Bonds, 2.88% & 3.60%, due 1/14/09 & 2/12/09	AGY	AGY	27,555
135,400	Federal Farm Credit Bank, Floating Rate Bonds, 2.29% - 2.65%, due 4/1/08 - 4/29/08	AGY	AGY	135,386	µ
172,730	Federal Home Loan Bank, Bonds, 2.19% - 5.80%, due 4/18/08 - 3/17/09	AGY	AGY	173,345
238,933	Federal Home Loan Bank, Disc. Notes, 2.34% - 4.96%, due 4/9/08 - 2/20/09	AGY	AGY	237,866
589,000	Federal Home Loan Bank, Floating Rate Bonds, 2.28% - 4.51%, due 4/1/08 - 6/24/08	AGY	AGY	588,969	µ
34,917	Freddie Mac, Disc. Notes, 2.12% - 5.03%, due 4/4/08 - 2/2/09	AGY	AGY	34,513
20,000	Freddie Mac, Floating Rate Bonds, 2.45%, due 6/22/08	AGY	AGY	19,997	µ
35,980	Freddie Mac, Notes, 2.85% - 4.70%, due 4/25/08 - 1/16/09	AGY	AGY	35,977
	Total U.S. Government Agency Securities			1,504,188

Repurchase Agreements (34.0%)
469,800	Bank of America Repurchase Agreement, 2.40%, due 4/1/08, dated 3/31/08, Maturity Value $469,831,320, Collateralized by $630,574,412, Freddie Mac, 5.00%, due 7/1/35 (Collateral Value $479,196,001)			469,800
200,000	Barclays Capital Repurchase Agreement, 2.45%, due 4/1/08, dated 3/31/08, Maturity Value $200,013,611, Collateralized by $179,173,724, Fannie Mae, 5.50% - 6.50%, due 6/1/22 - 3/31/38 and $40,782,825, Freddie Mac, 5.72% & 6.50%, due 6/1/37& 2/1/38 (Collateral Value $204,000,000)			200,000
110,000	Goldman Sachs Repurchase Agreement, 2.75%, due 4/1/08, dated 3/31/08, Maturity Value $110,008,403, Collateralized by $202,663,274, Fannie Mae, 5.50% - 6.50%, due 11/1/22 - 7/1/37 (Collateral Value $112,200,001)			110,000
	Total Repurchase Agreements			779,800

	Total Investments (99.7%)			2,283,988
	Cash, receivables and other assets, less liabilities (0.3%)			5,929
	Total Net Assets (100.0%)			$2,289,917

See Notes to Schedule of Investments

Schedule of Investments Tax-Exempt Master Series

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Alabama (0.8%)
$4,255	Alabama St. Pub. Sch. & College Au., Ser. 2008-11310, (LOC: Citibank, N.A.), 2.26%, due 4/3/08		A-1+	$4,255	µ
4,580	Birmingham Med. Ctr. East Spec. Care Fac. Fin. Au. Rev. (Floaters), Ser. 2004-016, (MBIA Insured), 2.23%, due 4/3/08			4,580	µy
1,090	Deutsche Bank Spears/Lifers Trust Var. St. Rev. (Huntsville), Ser. 2008-564, (MBIA Insured), 2.27%, due 4/3/08		A-1+	1,090	µk
1,600	Gulf Shores Med. Clinic Board Rev. (Colonial Pinnacle MOB Proj.), Ser. 2007, (LOC: Regions Bank), 2.31%, due 4/3/08	P-1		1,600	µß
7,500	Huntsville-Randolph Sch. Ed. Bldg. Au. Lease Rev. (Randolph Sch. Proj.), Ser. 2008, (LOC: Compass Bank), 2.32%, due 4/3/08	VMIG1		7,500	µ
1,145	Lee Co. Ind. Dev. Au. Rev. (Lifesouth Comm. Blood Ctr.), Ser. 2001, (LOC: SunTrust Bank), 2.14%, due 4/2/08	VMIG1		1,145	µß
				20,170

Alaska (0.4%)
1,750	Alaska Ind. Dev. & Export Au. Rev., Ser. 2007-10311, (FSA Insured), 2.34%, due 4/3/08		A-1+	1,750	µi
8,040	Deutsche Bank Spears/Lifers Trust Var. St. (Alaska Hsg. Fin. Co.), Ser. 2008-532, (MBIA Insured), 2.27%, due 4/3/08			8,040	µk
				9,790

Arizona (1.3%)
5,800	ABN Amro Munitops Cert. Trust Rev., Ser. 2005-49, (MBIA Insured), 3.01%, due 4/3/08	VMIG1		5,800	µcØØ
10,300	Phoenix Ind. Dev. Au. Multi-Family Hsg. Rev. (Rancho Ladera Proj.), Ser. 2005, (LOC: Natixis, NY), 2.28%, due 4/3/08		A-1+	10,300	µß
6,705	Phoenix Ind. Dev. Au. Std. Hsg. Rev. (Floaters), Ser. 2007-2079, (AMBAC Insured), 2.31%, due 4/3/08	VMIG1	A-1+	6,705	µx
10,000	Scottsdale Ind. Dev. Au. Hosp. Rev., Ser. 2006-578CE, (LOC: Citigroup Global Markets), 2.27%, due 4/3/08	VMIG1	A-1+	10,000	µØØ
				32,805

Arkansas (0.3%)
6,285	North Little Rock Residential Hsg. Fac. Board Multi-Family Rev. (Floaters), Ser. 2004-PA1254, (LOC: Government National Mortgage Association), 2.33%, due 4/3/08	VMIG1		6,285	µr

California (6.3%)
9,940	ABN Amro Munitops Cert. Trust Rev., Ser. 2002-13, (PSF Insured), 2.23%, due 4/3/08	VMIG1		9,940	ñµc
9,950	ABN Amro Munitops Cert. Trust Rev., Ser. 2004-12, (MBIA Insured), 2.26%, due 4/3/08	VMIG1		9,950	ñµc
4,375	ABN Amro Munitops Cert. Trust Rev., Ser. 2005-38, (MBIA Insured), 2.26%, due 4/3/08	VMIG1		4,375	ñµc
350	Arcadia Unified Sch. Dist. (Putters), Ser. 2007-1716, (FSA Insured), 2.29%, due 4/3/08	VMIG1		350	µo

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$2,200	Arvin Unified Sch. Dist. Cert. Participation (Sch. Fac. Bridge Funding Prog.), Ser. 2006, (FSA Insured), 2.15%, due 4/3/08	VMIG1		$2,200	µl
4,200	Austin Trust St. Cert., Ser. 2007-315, (LOC: State Street Bank & Trust Co.), 2.27%, due 4/3/08	VMIG1		4,200	µc
11,185	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2048, (LOC: Branch Banking & Trust Co.), 2.21%, due 4/3/08	VMIG1		11,185	µ
2,240	Buckeye Unified Sch. Dist. (Floaters), Ser. 2008-2382, (FSA Insured), 2.18%, due 4/3/08		A-1+	2,240	µs
25,685	California St. Dept. Wtr. Res. Pwr. Supply Rev. (Putters), Ser. 2007-1784B, (LOC: JP Morgan Chase), 2.46%, due 4/3/08	VMIG1		25,685	µ
8,740	California St. G.O. (Floaters), Ser. 2000-1257, (LOC: Merrill Lynch Capital Markets), 2.20%, due 4/3/08		A-1	8,740	µ
4,425	California St. G.O. (Floaters), Ser. 2005-2831, (AMBAC Insured), 2.26%, due 4/3/08		A-1+	4,425	µl
1,965	California Statewide CDA Rev. (Floaters), Ser. 2007-2089, (LOC: Wells Fargo Bank & Trust Co.), 2.31%, due 4/3/08	VMIG1		1,965	µ
3,635	Deutsche Bank Spears/Lifers Trust Var. St. (Alamo), Ser.2008-539, (MBIA Insured), 2.27%, due 4/3/08		A-1+	3,635	µk
1,910	Deutsche Bank Spears/Lifers Trust Var. St. (Azusa), Ser. 2008-561, (FSA Insured), 3.19%, due 4/3/08		A-1+	1,910	µk
6,025	Deutsche Bank Spears/Lifers Trust Var. St. (CA Zero), Ser. 2008-477, (FSA Insured), 2.29%, due 4/3/08			6,025	µk
2,720	Deutsche Bank Spears/Lifers Trust Var. St. (Chino Basin Reg.), Ser. 2008-500, (AMBAC Insured), 2.27%, due 4/3/08		A-1+	2,720	µk
1,020	Deutsche Bank Spears/Lifers Trust Var. St. (Elk Grove), Ser. 2008-575, (AMBAC Insured), 2.24%, due 4/3/08		A-1+	1,020	µk
1,300	Deutsche Bank Spears/Lifers Trust Var. St. (Kings Canyon), Ser. 2008-537, (MBIA Insured), 2.27%, due 4/3/08		A-1+	1,300	µk
1,455	Eclipse Funding Trust (Solar Eclipse-Los Angeles Co. Sanitation Dist.), Ser. 2006-0055, (FGIC Insured), 2.27%, due 4/3/08		A-1+	1,455	µu
4,355	Hacienda La Puente Unified Sch. Dist. (Floaters), Ser. 2005-2877, (FGIC Insured), 2.20%, due 4/3/08			4,355	µl
4,660	JP Morgan Chase & Co. (Putters), Ser. 2007-2382P, (LOC: JP Morgan Chase), 2.51%, due 4/3/08			4,660	µ
3,080	Northern California Gas Au. Number 1 Gas Proj. Rev. (Floaters), Ser. 2007-55, (LOC: Goldman Sachs), 2.27%, due 4/3/08		A-1+	3,080	µ
5,345	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4107, (FSA Insured), 2.20%, due 4/3/08			5,345	µr
1,755	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2006-EC001, (LOC: Merrill Lynch Capital Markets), 2.41%, due 4/3/08			1,755	µ
3,895	Puttable Floating Option Tax Exempt Receipts (Floaters) (Sacramento Co. Sanitation Dist.), Ser. 2007-3934, (FGIC Insured), 2.20%, due 4/3/08			3,895	µl
2,600	Rowland Unified Sch. Dist., Ser. 2008-9201, (FSA Insured), 2.27%, due 4/3/08		A-1+	2,600	µi
4,450	Sacramento Co. Wtr. Fin. Au. Rev. (Floaters), Ser. 2003-1176, (AMBAC Insured), 2.28%, due 4/3/08		A-1	4,450	µr
2,304	San Francisco City & Co. Multi-Family Hsg. Rev. (Floaters), Ser. 2007-124G, (LOC: Goldman Sachs), 2.24%, due 4/3/08			2,304	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$1,200	San Francisco City & Co. Unified Sch. Dist. (Merlots), Ser. 2008-D24, (FSA Insured), 2.25%, due 4/2/08		A-1+	$1,200	µv
13,035	San Francisco City. & Co. Cert. Participation (Floaters), Ser. 2007-1883, (FGIC Insured), 2.31%, due 4/3/08	VMIG1	A-1+	13,035	µx
4,930	Southern California Pub. Pwr. Au. Pwr. Proj. Rev. (Floaters), Ser. 2003-1172, (AMBAC Insured), 2.28%, due 4/3/08		A-1	4,930	µr
1,800	Union City Multi-Family Rev. (Floaters), Ser. 2007-122G, (LOC: Goldman Sachs), 2.24%, due 4/3/08			1,800	µ
				156,729

Colorado (2.1%)
8,960	Arkansas River Pwr. Au. Pwr. Rev. (Floaters), Ser. 2006-3575, (XLCA Insured), 2.24%, due 4/3/08			8,960	µl
9,650	Arkansas River Pwr. Au. Pwr. Rev. (Floaters), Ser. 2006-3550, (XLCA Insured), 2.24%, due 4/3/08			9,650	µl
1,500	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/08 Putable 12/1/08		A-1+	1,500	µ
6,625	Colorado Ed. & Cultural Fac. Au. Rev. (Colorado Christian Univ. Proj.), Ser. 2004, (LOC: Evangelical Christian Credit Union), 2.36%, due 4/3/08		A-1+	6,625	µßw
3,625	Colorado Ed. & Cultural Fac. Au. Rev. (Emmanuel Sch. Religion Proj.), Ser. 2006, (LOC: AmSouth Bank), 2.26%, due 4/3/08	VMIG1		3,625	µß
2,950	Colorado Hlth. Fac. Au. Rev. (Volunteers), Ser. 1998-A, 5.88%, due 7/1/28 Pre-Refunded 7/1/08			3,046	ß
5,350	Commerce City Northern Infrastructure Gen. Imp. Dist. G.O., Ser. 2006, (LOC: U.S. Bank), 2.26%, due 4/3/08		A-1+	5,350	µ
1,700	Deutsche Bank Spears/Lifers Trust Var. St. (Denver City), Ser. 2008-535, (AMBAC Insured), 2.27%, due 4/3/08			1,700	µk
4,865	Northern Colorado Wtr. Conservancy Dist. Cert. Participation, Ser. 2002-1395, (MBIA Insured), 5.07%, due 4/3/08		A-1	4,865	µr
5,615	Solaris Metro. Dist. Number 1 Prop. Tax Rev., Ser. 2008, (LOC: KeyBank), 2.26%, due 4/2/08		A-1	5,615	µ
				50,936

Connecticut (0.2%)
5,805	Connecticut Dev. Au. Arpt. Hotel Rev. (Bradley Arpt. Hotel Proj.), Ser. 2006, (LOC: TD Banknorth N.A.), 2.24%, due 4/3/08	VMIG1		5,805	µß

Delaware (1.8%)
32,915	BB&T Muni. Trust Var. St. (Floaters), Ser. 2008-1007, (LOC: Branch Banking & Trust Co.), 2.33%, due 4/3/08	VMIG1		32,915	µØØ
12,585	New Castle Co. Std. Hsg. Rev. (University Courtyard Apts.), Ser. 2005, (LOC: Bank of New York), 2.31%, due 4/3/08	VMIG1		12,585	µß
				45,500

District of Columbia (1.3%)
5,825	Deutsche Bank Spears/Lifers Trust Var. St. (Washington), Ser. 2008-524, (AMBAC Insured), 2.27%, due 4/3/08			5,825	µk
2,075	District of Columbia G.O. (Merlots), Ser. 2001-A127, (MBIA Insured), 3.25%, due 4/2/08		A-1+	2,075	µv

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$2,235	District of Columbia Rev. (Maret Sch., Inc.), Ser. 2003, (LOC: SunTrust Bank), 2.09%, due 4/2/08	VMIG1		$2,235	µß
1,435	District of Columbia Wtr. & Swr. Au. Pub. Utils. Rev. (Floaters), Ser. 2006-3494, (FSA Insured), 2.23%, due 4/3/08			1,435	µl
20,095	Washington Convention Ctr. Au. Dedicated Tax Rev. (Floaters), Ser. 2001-539, (AMBAC Insured), 2.21%, due 4/3/08	VMIG1		20,095	µs
				31,665

Florida (8.3%)
2,400	Alachua Co. Hlth. Fac. Au. Continuing Care Rev. (Oak Hammock Univ. Proj.), Ser. 2002 A, (LOC: BNP Paribas), 1.30%, due 4/1/08	VMIG1		2,400	µß
9,045	Alachua Co. Sch. Board Cert. Participation, Ser. 2004, (AMBAC Insured), 4.75%, due 4/3/08	VMIG1	A-1+	9,045	µd
2,265	Deutsche Bank Spears/Lifers Trust Var. St. (Miami-Dade Co.), Ser. 2008-538, (AMBAC Insured), 2.27%, due 4/3/08			2,265	µk
1,720	Deutsche Bank Spears/Lifers Trust Var. St. (Orange Co.), Ser. 2008-553, (FGIC Insured), 2.27%, due 4/3/08			1,720	µk
2,155	Deutsche Bank Spears/Lifers Trust Var. St. (Palm Coast), Ser. 2008-579, (MBIA Insured), 2.27%, due 4/3/08			2,155	µk
8,980	Deutsche Bank Spears/Lifers Trust Var. St. (St. John Co.), Ser. 2008-486, (AMBAC Insured), 2.29%, due 4/3/08			8,980	µk
2,810	Deutsche Bank Spears/Lifers Trust Var. St. (Sunrise Utils.), Ser. 2008-518, (AMBAC Insured), 2.27%, due 4/3/08			2,810	µk
3,755	Deutsche Bank Spears/Lifers Trust Var. St. (West Palm Beach), Ser. 2008-547, (MBIA Insured), 2.27%, due 4/3/08			3,755	µk
7,700	Deutsche Bank Spears/Lifers Trust Var. St. (Manatee Co.), Ser. 2007-243, (MBIA Insured), 2.24%, due 4/3/08		A-1+	7,700	µk
10,260	Deutsche Bank Spears/Lifers Trust Var. St. (Miami-Dade Co.), Ser. 2008-530, (FGIC Insured), 2.27%, due 4/3/08			10,260	µk
2,670	Eclipse Funding Trust (Solar Eclipse-Miami-Dade Co. Sch. Board), Ser. 2007-0041, (FGIC Insured), 2.27%, due 4/3/08		A-1+	2,670	µu
2,750	Eclipse Funding Trust (Solar Eclipse-Palm Bay Sales), Ser. 2006-0136, (FSA Insured), 2.20%, due 4/3/08		A-1+	2,750	µu
8,960	Eclipse Funding Trust (Solar Eclipse-Winter Haven Utils. Sys.), Ser. 2006-0054, (MBIA Insured), 2.26%, due 4/3/08		A-1+	8,960	ñµuØØ
14,365	Enhanced Return Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-1025, (AMBAC Insured), 3.75%, due 4/3/08			14,365	µr
7,000	Florida Higher Ed. Fac. Fin. Au. Rev. (Jacksonville Univ. Proj.), Ser. 2006, (Radian Insured), 2.10%, due 4/3/08	VMIG1		7,000	µßz
2,690	Florida St. Board of Ed. Muni. Sec. Trust Receipts, Ser. 2003-SGA138, (MBIA Insured), 2.25%, due 4/2/08		A-1+	2,690	µt
4,400	Lee Co. Hosp. Board of Directors Hosp. Rev. (Mem. Hlth. Sys.), Ser. 1997 B, (LOC: SunTrust Bank), 1.38%, due 4/1/08	VMIG1	A-1	4,400	µß
8,000	Leesburg Hosp. Rev. (The Villages Reg. Hosp. Proj.), Ser. 2006, (LOC: Scotiabank), 2.25%, due 4/3/08	VMIG1	A-1+	8,000	µß
6,800	Martin Co. PCR (Florida Pwr. & Lt. Co. Proj.), Ser. 2000, 1.45%, due 4/1/08	VMIG1	A-1	6,800	µß
5,310	Miami-Dade Co. Wtr. & Swr. Rev. (Floaters), Ser. 2008-2319, (FSA Insured), 2.21%, due 4/3/08		A-1+	5,310	µs

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$7,900	Miami-Dade Co. Sch. Board Cert. Participation, Ser. 2007-12042, (FSA Insured), 2.33%, due 4/3/08	VMIG1	A-1+	$7,900	µi
200	Miami-Dade Co. Sch. Board Cert. Participation (Putters), Ser. 2006-1317, (AMBAC Insured), 4.00%, due 4/3/08		A-1+	200	µo
9,030	Orlando Utils. Commission Wtr. & Elec. Rev. (Floaters), Ser. 2006-3791, (LOC: Dexia Credit Locale de France), 2.23%, due 4/3/08			9,030	µ
4,000	Polk Co. Ind. Dev. Au. IDR (Winter Haven Hosp. Proj.), Ser. 2005 A, (LOC: SunTrust Bank), 1.25%, due 4/1/08		A-1+	4,000	µß
3,650	Polk Co. Ind. Dev. Au. IDR (Winter Haven Hosp. Proj.), Ser. 2005 B, (LOC: SunTrust Bank), 1.25%, due 4/1/08		A-1+	3,650	µß
12,815	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-1497, (LOC: Merrill Lynch Capital Markets), 2.36%, due 4/3/08		A-1	12,815	µ
15,355	Puttable Floating Option Tax Exempt Receipts (Floaters) (South Miami Hlth. Fac. Au.), Ser. 2007-1498, (LOC: Merrill Lynch Capital Markets), 2.36%, due 4/3/08		A-1	15,355	µ
7,635	Reset Option Cert. Trust II-R Var. St. (Tampa Bay Wtr.), Ser. 2006-4084, (FGIC Insured), 4.04%, due 4/3/08	VMIG1		7,635	µi
8,840	Sarasota Co. Continuing Care Retirement Comm. Rev. (Glenridge Palmer Proj.), Ser. 2006, (LOC: Bank of Scotland), 1.30%, due 4/1/08	VMIG1		8,840	µß
21,000	Sarasota Co. Pub. Hosp. Dist. Rev. (Sarasota Mem. Hosp. Proj.), Ser. 2007 A, (MBIA Insured), 1.40%, due 4/1/08	VMIG1		21,000	µv
				204,460

Georgia (2.6%)
7,555	Athens Area Fac. Corp. Cert. Participation, Ser. 2007-R11107, (LOC: Citibank, N.A.), 2.25%, due 4/3/08	VMIG1		7,555	µ
8,000	Burke Co. Dev. Au. PCR (Vogtle Proj.), Ser. 1995, 1.25%, due 4/1/08	P-1	A-1	8,000	µß
3,135	De Kalb Co. Wtr. & Swr. Rev., Ser. 2006-567, (LOC: Citibank, N.A.), 2.24%, due 4/3/08	VMIG1		3,135	µ
400	Gwinnett Co. Dev. Au. Rev. (Greater Atlanta Christian), Ser. 1998, (LOC: SunTrust Bank), 2.09%, due 4/2/08			400	µß
2,500	Marietta Hsg. Au. Multi-Family Rev. (Franklin Walk Apts. Proj.), Ser. 1990, (LOC: Freddie Mac), 2.23%, due 4/3/08	VMIG1		2,500	µß
27,005	Muni. Elec. Au. Rev. (Proj. One), Ser. 2000 E, (MBIA Insured), 2.50%, due 4/2/08	VMIG1	A-1+	27,005	µ
4,700	Muni. Elec. Au. Spec. Oblig., Ser. 1994-SGA1, (MBIA Insured), 3.25%, due 4/2/08		A-1+	4,700	µt
11,480	Richmond Co. Dev. Au. Rev., Ser. 2007-10025Z, (LOC: Citigroup Global Markets), 2.25%, due 4/3/08		A-1+	11,480	µ
				64,775

Illinois (8.9%)
8,045	Chicago Board Ed. G.O. (Floaters), Ser. 2006-3620, (AMBAC Insured), 2.24%, due 4/3/08			8,045	µl
13,165	Chicago G.O., Ser. 2007-9192, (MBIA Insured), 2.29%, due 4/3/08		A-1+	13,165	µi
15,520	Chicago O’Hare Int’l Arpt. Rev. (Floaters), Ser. 2006-1284, (FGIC Insured), 2.31%, due 4/3/08		A-1+	15,520	µs

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$10,145	Chicago O’Hare Int’l Arpt. Rev. (Floaters), Ser. 2007-1933, (FGIC Insured), 2.31%, due 4/3/08	VMIG1	A-1+	$10,145	µs
6,640	Deutsche Bank Spears/Lifers Trust Var. St., Ser. 2007-346, (FGIC Insured), 2.34%, due 4/3/08			6,640	µk
14,180	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago Illinois Board), Ser. 2007-316, (FGIC Insured), 2.24%, due 4/3/08			14,180	µk
1,625	Deutsche Bank Spears/Lifers Trust Var. St. (De Witt Ford Etc.), Ser. 2008-555, (FSA Insured), 2.27%, due 4/3/08	VMIG1		1,625	µk
15,560	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago O’Hare), Ser. 2008-502, (FSA Insured), 2.27%, due 4/3/08			15,560	µk
2,285	Deutsche Bank Spears/Lifers Trust Var. St. (Chicago O’Hare), Ser. 2008-534, (AMBAC Insured), 2.27%, due 4/3/08			2,285	µk
3,370	Deutsche Bank Spears/Lifers Trust Var. St. (Northern Illinois Muni.), Ser. 2008-517, (MBIA Insured), 2.27%, due 4/3/08			3,370	µk
14,290	Illinois Dev. Fin. Au. (Putters), Ser. 2007-2359, (LOC: JP Morgan Chase), 2.29%, due 4/3/08		A-1+	14,290	µ
8,000	Illinois Fin. Au. Rev. (Clare Oaks), Ser. 2006 D, (LOC: Sovereign Bank), 2.08%, due 4/3/08			8,000	µßb
1,900	Illinois Fin. Au. Rev. (IIT Research Institute), Ser. 2004, (LOC: Fifth Third Bank), 2.25%, due 4/3/08	VMIG1		1,900	µß
1,850	Illinois Fin. Au. Rev. (Lawrence Hall Youth Svcs.), Ser. 2006, (LOC: Fifth Third Bank), 2.25%, due 4/4/08	VMIG1		1,850	µß
2,400	Illinois Hlth. Fac. Au. Rev. (Mem. Hlth. Sys.), Ser. 2003, (LOC: Bank One), 1.33%, due 4/1/08	VMIG1		2,400	µß
7,065	Illinois Hlth. Fac. Au. Rev. (Univ. Chicago Hosp.), Ser. 1998, (MBIA Insured), 2.05%, due 4/1/08	VMIG1	A-1+	7,065	µßo
7,840	Kane & Dekalb Co. Comm. Unit Sch. Dist. Number 302 (Putters), Ser. 2002-283Z, (FGIC Insured), 2.21%, due 4/3/08	VMIG1		7,840	µo
5,000	Lake Co. Sch. Dist. Number 109 Deerfield Rev., Ser. 2006, (LOC: JP Morgan Chase), 2.20%, due 4/2/08	VMIG1		5,000	µ
3,985	Metro. Pier & Expo. Au. Hospitality Fac. Rev. (Floaters), Ser. 2006-3554, (LOC: Dexia Credit Locale de France), 2.23%, due 4/3/08			3,985	µ
26,700	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4247, (FSA Insured), 2.24%, due 4/3/08			26,700	µr
2,640	Quad Cities Reg. Econ. Dev. Au. Rev. (Two Rivers YMCA Proj.), Ser. 2002, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	2,640	µß
5,890	Reg. Trans. Au. (Floaters), Ser. 2006-3735, (MBIA Insured), 2.24%, due 4/3/08			5,890	µl
38,195	Reg. Trans. Au. G.O. (Merlots), Ser. 2002-A24, (MBIA Insured), 2.30%, due 4/2/08	VMIG1		38,195	µd
3,365	Southwestern Dev. Au. Rev. (Floaters), Ser. 2008-2359, (FSA Insured), 2.21%, due 4/3/08		A-1+	3,365	µs
				219,655

Indiana (4.8%)
10,440	Aurora Sch. Bldg. Corp. (Putters), Ser. 2008-2455, (FGIC Insured), 3.50%, due 4/3/08		A-1+	10,440	µo
5,070	Carmel Clay Ind. Parks Bldg. Corp. (Putters), Ser. 2004-539, (MBIA Insured), 2.41%, due 4/3/08		A-1+	5,070	µo

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$13,885	Carmel Redev. Au. Lease Rental Rev. (Floaters), Ser. 2006-1275, (LOC: Morgan Stanley), 2.16%, due 4/3/08		A-1+	$13,885	µ
2,065	Carmel Redev. Au. Lease Rental Rev. (Putters), Ser. 2006-1503, (LOC: JP Morgan Chase), 2.29%, due 4/3/08		A-1+	2,065	µ
2,765	Deutsche Bank Spears/Lifers Trust Var. St. (Franklin), Ser. 2008-550, (FGIC Insured), 2.27%, due 4/3/08		A-1+	2,765	µk
2,040	Deutsche Bank Spears/Lifers Trust Var. St. (Indiana Bond Bank), Ser. 2008-565, (FSA Insured), 2.27%, due 4/3/08		A-1+	2,040	µk
9,550	Eclipse Funding Trust (Solar Eclipse), Ser. 2007-0098, (MBIA Insured), 2.26%, due 4/3/08		A-1+	9,550	µu
1,530	Eclipse Funding Trust (Solar Eclipse-Hamilton Southeastern Indiana), Ser. 2007-0006, (FSA Insured), 2.27%, due 4/3/08		A-1+	1,530	µu
7,000	Eclipse Funding Trust (Solar Eclipse-IPS Multi-Sch. Bldg. Corp. Ltd.), Ser. 2007-0026, (MBIA Insured), 2.27%, due 4/3/08		A-1+	7,000	µu
3,975	Eclipse Funding Trust (Solar Eclipse-Wayne Township Marion), Ser. 2006-0015, (FGIC Insured), 2.26%, due 4/3/08		A-1+	3,975	ñµu
16,065	Greater Clark Co. Sch. Temporary Loan Warrants, Ser. 2008, 2.45%, due 12/31/08			16,089
5,000	Indiana Hlth. & Ed. Fac. Fin. Au. Hosp. Rev. (Schneck Mem. Hosp. Proj.), Ser. 2006 B, (LOC: Fifth Third Bank), 1.30%, due 4/1/08		A-1+	5,000	µß
500	Indiana Hlth. Fac. Fin. Au. Rev. (Margaret Mary Comm. Hosp.), Ser. 2004 A, (LOC: Fifth Third Bank), 1.30%, due 4/1/08		A-1+	500	µß
10,000	Indiana Trans. Fin. Au. Hwy. Rev., Ser. 2006-3610, (FGIC Insured), 2.24%, due 4/3/08			10,000	µl
10,255	Indiana Trans. Fin. Au. Hwy. Rev., Ser. 2004-114, (FGIC Insured), 2.34%, due 4/3/08		A-1+	10,255	µk
5,000	Indianapolis Loc. Pub. Imp. Bond Bank Ltd. Recourse Notes, Ser. 2007-E, 4.25%, due 10/2/08		SP-1+	5,013
3,750	Indianapolis Loc. Pub. Imp. Bond Bank Ltd. Recourse Notes, Ser. 2007 F, 4.00%, due 1/12/09		SP-1+	3,774
5,715	Univ. Southern Indiana Rev., Ser. 2004-2117, (AMBAC Insured), 4.29%, due 4/3/08	VMIG1		5,715	µi
5,160	Wayne Township Marion Co. Sch. Bldg. Corp. (Floaters), Ser. 2003-2016, (FGIC Insured), 2.33%, due 4/3/08		A-1	5,160	µr
				119,826

Iowa (1.7%)
6,840	Ankeny G.O. BANS, Ser. 2006 A, 4.10%, due 6/1/08	MIG1		6,840
3,050	Austin Trust Var. Sts. Cert. (Iowa Din Au.), Ser. 2007-1011, (LOC: Bank of America), 2.24%, due 4/3/08		A-1+	3,050	µ
3,905	Iowa Fin. Au. Private College Rev. (Morningside College Proj.), Ser. 2007, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	3,905	µß
3,500	Iowa Fin. Au. Private College Rev. (Morningside College Proj.), Ser. 2006, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	3,500	µß
430	Iowa Fin. Au. Rev. Private Sch. Fac. Rev. (Kuemper Proj.), Ser. 1998, (LOC: Allied Irish Bank), 1.33%, due 4/1/08			430	µß
1,000	Iowa Higher Ed. Loan Au. Rev. (Ed. Loan Private College Fac.), Ser. 1985, (MBIA Insured), 2.30%, due 4/2/08	VMIG1	A-1+	1,000	µg
1,340	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Proj.), Ser. 2004, (LOC: Allied Irish Bank), 1.33%, due 4/1/08	VMIG1	A-1+	1,340	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$285	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines), Ser. 2003, (LOC: Allied Irish Bank), 1.33%, due 4/1/08	VMIG1		$285	µß
3,890	Iowa Higher Ed. Loan Au. Rev. (Private College DuBuque Proj.), Ser. 2004, (LOC: Northern Trust Co.), 1.33%, due 4/1/08		A-1+	3,890	µß
2,850	Iowa Higher Ed. Loan Au. Rev. (Private College Fac.), Ser. 2002, (LOC: LaSalle National Bank), 1.30%, due 4/1/08		A-1+	2,850	µß
5,425	Iowa Higher Ed. Loan Au. Rev. (Private College Fac. Wartburg Fac. Proj.), Ser. 2000, 1.33%, due 4/1/08	VMIG1		5,425	µß
855	Iowa Higher Ed. Loan Au. Rev. (Private College-Univ. DuBuque), Ser. 2007, (LOC: Northern Trust Co.), 1.30%, due 4/1/08		A-1+	855	µß
3,535	Iowa Higher Ed. Loan Au. Rev. (Univ. of DuBuque), Ser. 2007 C, 4.50%, due 5/20/08		SP-1	3,538	ß
1,860	Iowa Higher Ed. Loan Au. Rev. RANS, Ser. 2007 B, 4.91%, due 5/20/08		SP-1	1,863	ß
4,125	Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			4,125	µß
				42,896

Kansas (1.9%)
6,145	Junction City G.O. Temporary Notes, Ser. 2007 C, 5.00%, due 6/1/08			6,155
1,185	Kansas St. Dev. Fin. Au. Lease Rev. (Kansas Dept. Admin.), Ser. 2002 J-1, 1.30%, due 4/1/08		A-1+	1,185	µ
3,865	Shawnee Co. Temporary Notes, Ser. 2007-2, 3.70%, due 10/1/08	MIG1		3,866
1,300	Univ. of Kansas Hosp. Au. Rev. (KU Hlth. Sys.), Ser. 2004, (LOC: Harris Trust & Savings Bank), 1.30%, due 4/1/08		A-1	1,300	µß
13,135	Wyandotte Co. Kansas City Unified G.O. Gov’t Muni. Temporary Notes, Ser. 2007-III, 3.55%, due 4/1/08	MIG1		13,135
20,200	Wyandotte Co. Kansas City Unified G.O. Gov’t Muni. Temporary Notes, Ser. 2007-V, 3.55%, due 11/1/08	MIG1		20,200
				45,841

Kentucky (0.5%)
8,460	Kentucky Rural Wtr. Fin. Corp. Pub. Proj. Rev. (Construction Notes), Ser. 2007A-1, 3.65%, due 4/1/09 Putable 4/1/08	MIG1		8,460	µ
5,030	Simpson Co. Hosp. Rev. (Med. Ctr. Franklin, Inc.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.28%, due 4/3/08			5,030	µß
				13,490

Louisiana (0.6%)
1,265	Deutsche Bank Spears/Lifers Trust Var. St. (Jefferson), Ser. 2008-576, (AMBAC Insured), 2.27%, due 4/3/08		A-1+	1,265	µk
2,575	Deutsche Bank Spears/Lifers Trust Var. St. (Jefferson), Ser. 2008-577, (AMBAC Insured), 2.27%, due 4/3/08		A-1+	2,575	µk
7,350	Lafayette Econ. Dev. Au. Gulf Opportunity Zone Rev. (Stirling Lafayette LLC Proj.), Ser. 2008, (LOC: Regions Bank), 2.21%, due 4/3/08	VMIG1		7,350	µß
3,530	Louisiana Pub. Fac. Au. Hosp. Rev. (Pendleton Mem. Methodist), Ser. 1998, 5.25%, due 6/1/28 Pre-Refunded 6/1/08			3,595	ß
				14,785

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Maine (0.3%)
$3,395	Eclipse Funding Trust (Solar-Eclipse), Ser. 2007-0104, (FGIC Insured), 2.27%, due 4/3/08		A-1+	$3,395	µu
5,000	Maine Hlth. & Higher Ed. Fac. Au. Rev. (Piper Shores), Ser. 1999 A, 7.55%, due 1/1/29 Pre-Refunded 1/1/09			5,187	ß
				8,582

Maryland (0.4%)
7,595	Maryland St. Hlth. & Higher Ed. Fac. Au. Rev. (Floaters), Ser. 2008-2402, (FGIC Insured), 2.31%, due 4/3/08	VMIG1		7,595	µs
1,300	Washington Suburban Sanitation Dist. BANS, Ser. 2003 A, (LOC: Landesbank Hessen-Thveringen Girozentrale), 1.95%, due 4/2/08	VMIG1		1,300	µ
				8,895

Massachusetts (2.4%)
5,350	Deutsche Bank Spears/Lifers Trust Var. St. (Massachusetts St.), Ser. 2008-528, (XLCA Insured), 2.26%, due 4/3/08			5,350	µk
10,000	Massachusetts Bay Trans. Au. Sales Tax Rev. (Floaters), Ser. 2006-3526, (LOC: Dexia Credit Locale de France), 2.21%, due 4/3/08		A-1+	10,000	µ
145	Massachusetts St. G.O. (Central Artery), Ser. 2000 A, (LOC: Landesbank Hessen-Thveringen Girozentrale), 1.25%, due 4/1/08	VMIG1	A-1+	145	µ
6,500	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2008-2405, (FGIC Insured), 2.31%, due 4/3/08		A-1+	6,500	µs
14,620	Massachusetts St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2004-937, (MBIA Insured), 2.30%, due 4/3/08			14,620	µy
4,850	Massachusetts St. Port Au. Rev. (Floaters), Ser. 1999-599, (FGIC Insured), 2.28%, due 4/3/08		A-1	4,850	µr
8,000	Massachusetts St. Turnpike Au. Metro. Hwy. Sys. Rev. (Floaters), Ser. 2000-334, (MBIA Insured), 6.00%, due 4/3/08	VMIG1		8,000	µs
4,300	Reset Option Cert. Trust II, Ser. 2006-680, (AMBAC Insured), 2.38%, due 4/3/08	VMIG1		4,300	µh
6,300	Worcester Reg. Trans. Au. RANS, Ser. 2007, 4.00%, due 6/27/08			6,301
				60,066

Michigan (2.0%)
10,000	ABN Amro Munitops Cert. Trust Rev., Ser. 2002-35, (FSA Insured), 2.23%, due 4/3/08	VMIG1		10,000	µc
1,925	De Witt Pub. Sch. (Putters), Ser. 2008-2532, (MBIA Insured), 2.41%, due 4/3/08	VMIG1		1,925	µo
5,370	Detroit Wtr. Supply Sys. (Putters), Ser. 2001-200Z, (FGIC Insured), 2.21%, due 4/3/08		A-1+	5,370	µo
3,775	Grand Rapids Hsg. Corp. Rev. (Floaters), Ser. 2005-3152, (FHA Insured), 2.29%, due 4/3/08		A-1	3,775	µ
1,840	Hartland Cons. Sch. Dist. G.O. (Floaters), Ser. 2005-1204, (LOC: Morgan Stanley), 2.16%, due 4/3/08	VMIG1		1,840	µ
11,150	Jackson Co. Hosp. Fin. Au. Hosp. Ref. Rev. (W.A. Foote Mem. Hosp.), Ser. 2006 B, (LOC: Bank of Nova Scotia), 2.23%, due 4/3/08		A-1+	11,150	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$15,000	Michigan St. Hsg. Dev. Au. Rental Hsg. Rev., Ser. 2002 B, (MBIA Insured), 4.00%, due 4/3/08		A-1+	$15,000	µp
				49,060

Minnesota (1.6%)
6,532	Arden Hills Hsg. & Hlth. Care Fac. Rev. (Presbyterian Homes), Ser. 1999 A, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	6,532	µß
1,000	Mankato Multi-Family Hsg. Rev. (Highland), Ser. 1997, (LOC: LaSalle National Bank), 1.33%, due 4/1/08		A-1+	1,000	µß
3,150	Mankato Rev. (Bethany Lutheran College), Ser. 2000 B, (LOC: Wells Fargo Bank & Trust Co.), 1.30%, due 4/1/08		A-1+	3,150	µß
5,635	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Allina Hlth. Sys.), Ser. 2007 B2, (MBIA Insured), 2.40%, due 4/1/08	VMIG1		5,635	µßd
5,000	Minneapolis & St. Paul Hsg. & Redev. Au. Hlth. Care Sys. (Children’s Hosp. Clinics), Ser. 2007 A, (FSA Insured), 1.33%, due 4/1/08		A-1+	5,000	µßu
8,225	Minnesota Agricultural & Econ. Dev. Board Rev. (Hlth. Care Fac.-Essentia), Ser. 2008 C4, (LOC: KBC Bank), 1.30%, due 4/1/08		A-1+	8,225	µß
935	Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 1.33%, due 4/1/08	VMIG1		935	µß
5,305	St. Cloud Hlth. Care Rev. (Centracare Hlth. Sys.), Ser. 2008 B, (LOC: Bank of Nova Scotia), 2.07%, due 4/3/08	VMIG1		5,305	µß
5,000	St. Cloud Hlth. Care Rev. (Centracare Hlth. Sys.), Ser. 2008 C, (LOC: Royal Bank of Canada), 2.20%, due 4/3/08	VMIG1		5,000	µß
				40,782

Mississippi (0.5%)
2,900	Mississippi Bus. Fin. Corp. Rev. (Hattiesburg Clinic), Ser. 2006, (LOC: AmSouth Bank), 2.27%, due 4/3/08	VMIG1		2,900	µß
8,500	Mississippi St. G.O. (Merlots), Ser. 2007-BR02, (MBIA Insured), 2.30%, due 4/2/08		A-1+	8,500	µv
				11,400

Missouri (3.6%)
100	Chesterfield Ind. Dev. Au. Ed. Fac. Rev. (Gateway Academy Proj.), Ser. 2003, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	100	µß
7,450	Howard Bend Levee Dist. (Floaters), Ser. 2005-3338, (XLCA Insured), 2.33%, due 4/3/08			7,450	µl
20,690	Missouri Joint Muni. Elec. Utils. Commission Pwr. Proj. Rev., Ser. 2007-11265, (AMBAC Insured), 2.27%, due 4/3/08	VMIG1		20,690	µh
2,440	Missouri St. Dev. Fin. Board Infrastructure Fac. Rev. (St. Louis Convention Ctr.), Ser. 2000 C, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	2,440	µ
12,050	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Christian Brothers), Ser. 2002 A, (LOC: Commerce Bank N.A.), 1.33%, due 4/1/08		A-1	12,050	µß
5,015	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury College), Ser. 1999, (LOC: Bank of America), 1.33%, due 4/1/08	VMIG1		5,015	µß
185	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Drury Univ.), Ser. 2003, (LOC: Bank of America), 1.33%, due 4/1/08	VMIG1		185	µß
5,500	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Kansas City Art Institute), Ser. 2005, (LOC: Commerce Bank N.A.), 1.33%, due 4/1/08		A-1	5,500	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$3,000	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (Rockhurst Univ.), Ser. 2002, (LOC: Bank of America), 1.30%, due 4/1/08		A-1+	$3,000	µß
2,570	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser. 1999 B, (LOC: Bank of America), 1.33%, due 4/1/08	VMIG1	A-1+	2,570	µß
3,430	Missouri St. Hlth. & Ed. Fac. Au. Ed. Fac. Rev. (St. Louis Univ.), Ser. 2002, (LOC: U.S. Bank), 1.33%, due 4/1/08	VMIG1		3,430	µß
125	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Bethesda Hlth. Group, Inc.), Ser. 2004, (LOC: U.S. Bank), 1.33%, due 4/1/08	VMIG1		125	µß
875	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (Lutheran Sr. Svcs.), Ser. 2000, (LOC: U.S. Bank), 2.10%, due 4/2/08	VMIG1		875	µß
1,400	Missouri St. Hlth. & Ed. Fac. Au. Hlth. Fac. Rev. (St. Francis Med. Ctr.), Ser. 1996 A, (LOC: Bank of America), 1.30%, due 4/1/08		A-1+	1,400	µß
3,980	Missouri St. Hlth. & Ed. Fac. Au. Rev. RANS (Rockhurst Univ.-Private Ed. Loan), Ser. 2007 B, 4.50%, due 4/24/08		SP-1	3,983	ß
2,075	Missouri St. Pub. Utils. Commission Rev. Construction Notes (Floaters), Ser. 2007, 4.75%, due 9/1/08	MIG1		2,083
11,125	O Fallon Cert. Participation (Floaters), Ser. 2002-1396, (MBIA Insured), 3.75%, due 4/3/08	VMIG1		11,125	µr
4,020	St. Louis Co. Rockwood Sch. Dist. Number R-6 G.O., Ser. 2008 A, 5.00%, due 2/1/09			4,111
3,950	St. Louis Ind. Dev. Au. Ind. Rev. (Schnuck Markets, Inc.), Ser. 1985, (LOC: U.S. Bank), 2.22%, due 4/3/08	P-1		3,950	µß
				90,082

Nebraska (2.1%)
5,215	Central Plains Energy Proj. Rev. (Nebgas Proj.) (Merlots), Ser. 2007-E09, (LOC: Wachovia Bank & Trust Co.), 2.25%, due 4/2/08		A-1+	5,215	µ
2,040	Deutsche Bank Spears/Lifers Trust Var. St. (Omaha Spec. Oblig.), Ser. 2008-543, (LOC: Deutsche Bank), 2.27%, due 4/3/08		A-1+	2,040	µ
38,935	Nebhelp Inc. Rev. (Multi-Mode), Ser. 1985 E, (MBIA Insured), 3.60%, due 4/2/08	VMIG1	A-1+	38,935	µq
5,955	Nebraska Ed. Fin. Au. Rev. (Creighton Univ. Proj.), Ser. 2005 B, (LOC: JP Morgan Chase), 1.33%, due 4/1/08	VMIG1		5,955	µß
				52,145

Nevada (2.3%)
9,800	ABN Amro Munitops Cert. Trust Rev., Ser. 2006-47, (MBIA Insured), 3.01%, due 4/3/08	VMIG1		9,800	ñµc
9,985	Eclipse Funding Trust Var. St. (Solar Eclipse-Truckee Meadows Wtr.), Ser. 2007-0015, (XLCA Insured), 2.27%, due 4/3/08		A-1+	9,985	µu
10,000	Henderson Hlth. Care Fac. Rev., Ser. 2007-887CE, (LOC: Citibank, N.A.), 2.27%, due 4/3/08	VMIG1		10,000	µ
8,795	Nevada St. G.O. (Floaters), Ser. 2000-344, (FGIC Insured), 2.21%, due 4/3/08	VMIG1		8,795	µs
4,265	Nevada Sys. Higher Ed. Univ. Rev. (Floaters), Ser. 2005-1240, (AMBAC Insured), 2.71%, due 4/3/08		A-1+	4,265	µs
4,365	Reset Option Cert. Trust II-R Var. St. (Clark Co.), Ser. 2006-3048, (AMBAC Insured), 2.40%, due 4/3/08	VMIG1		4,365	µi

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$8,535	Truckee Meadows Wtr. Au. Wtr. Rev. (Floaters), Ser. 2007-2111, (XLCA Insured), 2.31%, due 4/3/08	VMIG1	A-1+	$8,535	µs
				55,745

New Hampshire (2.4%)
8,000	Cheshire Co. G.O. TANS, Ser. 2008, 2.50%, due 12/31/08			8,014
13,220	Merrimack Co. G.O. TANS, Ser. 2008, 2.75%, due 12/30/08			13,278
800	New Hampshire Hlth. & Ed. Fac. Au. Rev. (Seacoast Hospice), Ser. 2006, (LOC: Citizens Bank), 2.35%, due 4/3/08			800	µ
5,000	New Hampshire St. Bus. Fin. Au. Rev. (Huggins Hosp.), Ser. 2007, (LOC: TD Banknorth N.A.), 1.28%, due 4/1/08		A-1+	5,000	µß
5,900	New Hampshire St. Bus. Fin. Au. Rev. (Littleton Reg. Hosp.), Ser. 2007, (LOC: TD Banknorth N.A.), 2.26%, due 4/3/08		A-1+	5,900	µß
4,000	New Hampshire St. Bus. Fin. Au. Rev. (Monadnock Comm. Hosp.), Ser. 2007, (LOC: TD Banknorth N.A.), 1.28%, due 4/1/08		A-1+	4,000	µß
4,200	New Hampshire St. Bus. Fin. Au. Rev. (Taylor Home), Ser. 2005 B, (LOC: TD Banknorth N.A.), 2.24%, due 4/3/08	VMIG1		4,200	µß
18,000	Strafford Co. G.O. TANS, Ser. 2008 A, 3.00%, due 12/31/08			18,080
				59,272

New Jersey (2.1%)
2,600	Deutsche Bank Spears/Lifers Trust Var. St. (New Jersey Trans. Trust Au.), Ser. 2007-DB452, (FSA Insured), 2.28%, due 4/3/08			2,600	µk
1,255	Deutsche Bank Spears/Lifers Trust Var. St. (Newark Hsg.), Ser. 2008-557, (MBIA Insured), 2.26%, due 4/3/08		A-1+	1,255	µk
4,400	Deutsche Bank Spears/Lifers Trust Var. St. (Newark Hsg.), Ser. 2008-511, (MBIA Insured), 2.26%, due 4/3/08			4,400	µk
19,200	Hamilton Township Mercer Co. G.O. TANS, Ser. 2008, 3.50%, due 10/24/08			19,274
14,200	Hoboken G.O. BANS, Ser. 2007, 3.90%, due 9/12/08			14,206
4,840	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Comm. Options, Inc. Proj.), Ser. 2007, (LOC: Wachovia Bank & Trust Co.), 2.13%, due 4/3/08			4,840	µß
4,685	New Jersey St. Trans. Corp. Cert., Ser. 2000-785, (AMBAC Insured), 2.28%, due 4/3/08		A-1	4,685	µr
				51,260

New Mexico (0.1%)
2,800	ABN Amro Munitops Cert. Trust Rev., Ser. 2005-42, (AMBAC Insured), 2.31%, due 4/3/08			2,800	ñµc

New York (2.9%)
34,395	Metro. Trans. Au. Commuter Fac. Rev. (Merlots), Ser. 1997 P, (FGIC Insured), 4.00%, due 4/2/08			34,395	µv
23,800	Metro. Trans. Au. Transit Fac. Rev. (Merlots), Ser. 2000 F, (FGIC Insured), 4.00%, due 4/2/08			23,800	µv
4,970	New York City Transitional Fin. Au. Rev., Ser. 2002-2A, (LOC: Dexia Credit Locale de France), 1.15%, due 4/1/08	VMIG1	A-1+	4,970	µ
4,330	New York G.O., Ser. 2004 H1, (LOC: Bank of New York), 1.15%, due 4/1/08	VMIG1	A-1+	4,330	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$4,000	Onondaga Co. IDA Civic Fac. Rev. (Crouse Hlth. Hosp.), Ser. 2007 A, (LOC: Key Bank), 2.22%, due 4/2/08	VMIG1		$4,000	µß
				71,495

North Carolina (1.0%)
2,485	Eclipse Funding Trust (Solar Eclipse-Union Co.), Ser. 2006-0155, (AMBAC Insured), 2.27%, due 4/3/08		A-1+	2,485	µu
3,500	North Carolina Med. Care Commission Hlth. Care Fac. Rev. (Lower Cape Fear Hospice), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.28%, due 4/3/08	VMIG1		3,500	µ
3,600	North Carolina Med. Care Commission Hlth. Care Fac. Rev. (Sisters of Mercy Svcs. Corp. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.28%, due 4/3/08	VMIG1		3,600	µß
14,665	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4112, (FGIC Insured), 2.24%, due 4/3/08			14,665	µl
				24,250

North Dakota (0.3%)
6,550	Cass Co. Hlth. Fac. Rev. (Hlth. Care-Essentia), Ser. 2008 A-2, (LOC: U.S. Bank), 2.25%, due 4/3/08		A-1+	6,550	µß

Ohio (4.6%)
40,000	American Muni. Pwr. BANS (Prairie St. Proj.), Ser. 2008, 3.50%, due 4/1/09	MIG1	SP-1+	40,350	Ø
8,000	Cincinnati Econ. Dev. Rev. BANS (Baldwin 300 Proj.), Ser. 2008, 3.05%, due 7/10/08			8,000
1,630	Clermont Co. Econ. Dev. Rev. (John Q Hammons Proj.), Ser. 1989, (LOC: Fifth Third Bank), 3.80%, due 5/1/08			1,630	µß
3,385	Cleveland-Cuyahoga Co. Port Au. Ed. Fac. Rev. (Laurel Sch. Proj.), Ser. 2004, (LOC: Key Bank), 2.29%, due 4/3/08			3,385	µß
2,000	Deutsche Bank Spears/Lifers Trust Var. St. (Cleveland), Ser. 2008-570, (FSA Insured), 2.27%, due 4/3/08			2,000	µk
1,305	Eclipse Funding Trust Var. St. (Solar-Eclipse-Ohio St. Higher Ed.), Ser. 2006-0107, (FGIC Insured), 2.27%, due 4/3/08		A-1+	1,305	µu
3,855	Hamilton Co. Hlth. Care Fac. Rev. (Sisters of Charity Sr. Care), Ser. 2002, (LOC: Fifth Third Bank), 2.17%, due 4/3/08			3,855	µß
4,750	Hamilton G.O. BANS, Ser. 2007, 4.00%, due 9/11/08			4,755
1,100	Licking Co. Career & Technology Ed. Ctrs. G.O. BANS (Sch. Fac. Construction), Ser. 2007, 4.50%, due 9/10/08			1,103
3,500	Lucas Co. G.O. Purp. Imp. Notes, Ser. 2007-1, 4.00%, due 9/18/08	MIG1	SP-1+	3,505
4,660	Marysville G.O. BANS, Ser. 2007, 4.13%, due 6/5/08	MIG1		4,664
3,500	Marysville Tax Increment Fin. Rev. (Coleman’s Crossing Rd.), Ser. 2007, (LOC: Fifth Third Bank), 4.25%, due 9/11/08			3,508
2,820	Ohio St. G.O., Ser. 2005-7508, (LOC: Citibank, N.A.), 2.24%, due 4/3/08	VMIG1		2,820	µ
4,850	Stark Co. Port Au. Econ. Dev. Rev. (Vision FC LLC Proj.), Ser. 2007, (LOC: Fifth Third Bank), 2.27%, due 4/4/08			4,850	µ
19,500	Union Township Tax Increment Rev. BANS, Ser. 2007, 4.25%, due 9/17/08	MIG1		19,556

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$7,300	Univ. of Toledo Gen. Receipts Bonds, Ser. 2001-SGA125, (FGIC Insured), 2.12%, due 4/2/08		A-1+	$7,300	µt
				112,586

Oklahoma (1.4%)
6,995	Hulbert Econ. Dev. Au. Econ. Dev. Rev., Ser. 2007-301, (LOC: Bank of America), 2.25%, due 4/3/08	VMIG1		6,995	µ
27,350	Tulsa Co. Ind. Au. Cap. Imp. Rev., Ser. 2003 A, (LOC: Bank of America), 3.45%, due 5/15/17 Putable 5/15/08		A-1+	27,350	µ
				34,345

Oregon (0.5%)
1,795	Multnomah Co. Higher Ed. Rev. (Concordia Univ. Portland Proj.), Ser. 1999, (LOC: Key Bank), 1.33%, due 4/1/08	VMIG1		1,795	µß
6,315	Oregon Sch. Boards Assoc. Short-Term Borrowing Prog. Cert. Participation, Ser. 2007 A, 3.80%, due 5/30/08			6,315
3,145	Oregon St. Homeowner Rev. (Floaters), Ser. 2006-229, (LOC: Lloyd’s Bank), 2.23%, due 4/3/08	VMIG1		3,145	µr
				11,255

Pennsylvania (1.5%)
8,000	Adams Co. Ind. Dev. Au. Rev. (Brethren Home Comm. Proj.), Ser. 2007, (LOC: PNC Bank), 2.28%, due 4/3/08		A-1+	8,000	µß
14,125	Butler Co. Gen. Au. Rev. (Hampton Township Sch. Dist. Proj.), Ser. 2007, (FSA Insured), 2.11%, due 4/3/08			14,125	µv
8,000	Chester Co. Ind. Dev. Au. Std. Hsg. Rev. (Univ. Std. Hsg. LLC), Ser. 2008 A, (LOC: Citizens Bank), 2.15%, due 4/3/08	VMIG1		8,000	µ
1,615	Deutsche Bank Spears/Lifers Trust Var. St. (Philadelphia), Ser. 2008-554, (FGIC Insured), 2.27%, due 4/3/08			1,615	µk
2,085	Lawrence Co. Ind. Dev. Au. Rev. (Villa Maria Proj.), Ser. 2003, (LOC: Allied Irish Bank), 2.25%, due 4/3/08	VMIG1		2,085	µßØØ
2,600	Norwin Sch. Dist. (Merlots), Ser. 2008-D25, (FSA Insured), 2.25%, due 4/2/08	VMIG1		2,600	µv
				36,425

Puerto Rico (0.7%)
10,000	Puerto Rico Pub. Bldg. Au. Rev. Gtd. (Floaters), Ser. 2008-2562D, (CIFG Insured), 2.28%, due 4/3/08		A-1+	10,000	µs
5,115	Puerto Rico Pub. Fin. Corp. (Floaters), Ser. 1999-502, (AMBAC Insured), 2.26%, due 4/3/08		A-1	5,115	µr
3,250	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev. (Floaters), Ser. 2007-2019, (LOC: Morgan Stanley), 2.27%, due 4/3/08		A-1+	3,250	µ
				18,365

South Carolina (1.6%)
3,700	Charleston Ed. Excellence Fin. Corp. Rev., Ser. 2006-515, (AGC Insured), 2.27%, due 4/3/08			3,700	µh
4,505	Jasper Co. Rev. BANS, Ser. 2007, 3.85%, due 7/1/08			4,505
9,800	Lexington Wtr. & Swr. Sys. Rev. BANS, Ser. 2007, 3.15%, due 12/15/08	MIG1		9,803

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$1,300	Macon Trust Var. St., Ser. 2007-303, (LOC: Bank of America), 2.25%, due 4/3/08	VMIG1		$1,300	µ
10,385	Scago Ed. Fac. Corp. Pickens Sch. Dist. (Putters), Ser. 2007-1907, (FSA Insured), 2.29%, due 4/3/08	VMIG1		10,385	µo
9,345	Western Carolina Reg. Swr. Au. Swr. Sys. Rev., Ser. 2007-11123, (FSA Insured), 2.27%, due 4/3/08		A-1+	9,345	µh
				39,038

South Dakota (0.7%)
14,300	South Dakota St. Hlth. & Ed. Fac. Au. Rev. (Rapid City Reg. Hosp.), Ser. 2003, (MBIA Insured), 6.00%, due 4/1/08	VMIG1		14,300	µßu
3,600	Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			3,600	µß
				17,900

Tennessee (0.5%)
1,400	Memphis-Shelby Co. IDB Rev. (Medical Group, Inc.), Ser. 1999, (LOC: SunTrust Bank), 2.23%, due 4/3/08	P-1		1,400	µß
8,050	Metro. Gov’t Nashville & Davidson Co. IDB Multi-Family Hsg. Rev. (Spinnaker), Ser. 2002, (LOC: Fannie Mae), 2.23%, due 4/2/08		A-1+	8,050	µß
3,250	Sevier Co. Pub. Bldg. Au. (Pub. Construction Notes Proj.), Ser. 2007-A6, 3.80%, due 4/1/10 Putable 4/1/08	MIG1		3,250	µ
				12,700

Texas (12.1%)
7,780	ABN Amro Munitops Cert. Trust Rev., Ser. 2006-30, (PSF Insured), 2.23%, due 4/3/08	VMIG1		7,780	ñµc
6,630	ABN Amro Munitops Cert. Trust Rev., Ser. 2000-10, (MBIA Insured), 2.26%, due 4/3/08	VMIG1		6,630	ñµc
1,255	ABN Amro Munitops Cert. Trust Rev., Ser. 2006-7, (MBIA Insured), 3.01%, due 4/3/08	VMIG1		1,255	ñµc
7,945	Austin Hsg. Fin. Corp. Multi-Family Hsg. Rev. (Merlots), Ser. 2007-G02, (LOC: Bank of New York), 2.25%, due 4/2/08		A-1+	7,945	µ
4,610	Austin Wtr. & Wastewater Sys. Rev. (Merlots), Ser. 2006-D10, (FSA Insured), 2.30%, due 4/2/08		A-1+	4,610	µv
4,005	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2036, (LOC: Branch Banking & Trust Co.), 2.26%, due 4/3/08	VMIG1		4,005	µ
10,540	BB&T Muni. Trust Var. St. (Floaters), Ser. 2007-2010, (LOC: Branch Banking & Trust Co.), 2.27%, due 4/3/08	VMIG1		10,540	µ
5,235	Dallas Area Rapid Transit Sales Tax Rev. (Floaters), Ser. 2003-1195, (FGIC Insured), 2.34%, due 4/3/08		A-1	5,235	µr
5,140	Deutsche Bank Spears/Lifers Trust Var. St. (Austin), Ser. 2007-366, (AMBAC Insured), 2.33%, due 4/3/08		A-1+	5,140	µk
1,300	Deutsche Bank Spears/Lifers Trust Var. St. (Austin), Ser. 2008-548, (FGIC Insured), 2.27%, due 4/3/08		A-1+	1,300	µk
1,905	Deutsche Bank Spears/Lifers Trust Var. St. (Brownsville), Ser. 2008-533, (AMBAC Insured), 2.27%, due 4/3/08			1,905	µk
1,430	Deutsche Bank Spears/Lifers Trust Var. St. (Corpus Christi), Ser. 2008-540, (FSA Insured), 2.27%, due 4/3/08			1,430	µk

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$1,890	Deutsche Bank Spears/Lifers Trust Var. St. (Dickinson Independent Sch. Dist.), Ser. 2008-541, (PSF Insured), 2.27%, due 4/3/08		A-1+	$1,890	µk
1,120	Deutsche Bank Spears/Lifers Trust Var. St. (Fort Bend Co.), Ser. 2008-556, (MBIA Insured), 2.27%, due 4/3/08		A-1+	1,120	µk
4,600	Deutsche Bank Spears/Lifers Trust Var. St. (Houston Utils.), Ser. 2008-551, (FGIC Insured), 2.27%, due 4/3/08		A-1+	4,600	µk
7,485	Deutsche Bank Spears/Lifers Trust Var. St. (Lovejoy Independent Sch. Dist.), Ser. 2008-514, (PSF Insured), 2.27%, due 4/3/08		A-1+	7,485	µk
4,250	Deutsche Bank Spears/Lifers Trust Var. St. (Seminole), Ser. 2008-559, (PSF Insured), 2.27%, due 4/3/08		A-1+	4,250	µk
1,500	Deutsche Bank Spears/Lifers Trust Var. St. (Southwest), Ser. 2008-569, (PSF Insured), 2.27%, due 4/3/08		A-1+	1,500	µk
1,390	Deutsche Bank Spears/Lifers Trust Var. St. (Temple Independent Sch. Dist.), Ser. 2008-560, (PSF Insured), 2.27%, due 4/3/08		A-1+	1,390	µk
6,785	Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1518B, (PSF Insured), 2.29%, due 4/3/08	VMIG1		6,785	µo
2,965	Dickinson Independent Sch. Dist. (Putters), Ser. 2007-1517B, (PSF Insured), 2.29%, due 4/3/08	VMIG1		2,965	µo
4,690	Eclipse Funding Trust (Solar Eclipse-Houston Independent Sch.), Ser. 2006-0019, (FSA Insured), 2.26%, due 4/3/08	VMIG1		4,690	ñµu
14,200	Harris Co. Flood Ctrl. Dist., Ser. 2008 B, (LOC: Dexia Credit Locale de France), 2.15%, due 4/3/08	VMIG1	A-1+	14,200	µ
6,480	Harris Co. Hlth. Fac. Dev. Corp. Rev. (Putters), Ser. 2005-1018, (LOC: JP Morgan Chase), 2.29%, due 4/3/08	VMIG1	A-1+	6,480	µ
3,925	Houston G.O., Ser. 2007-11289, (MBIA Insured), 2.30%, due 4/3/08		A-1+	3,925	µh
7,695	Houston Utils. Sys. Rev. (Floaters), Ser. 2008-2343, (MBIA Insured), 2.31%, due 4/3/08		A-1+	7,695	µs
8,170	JP Morgan Chase & Co. (Putters), Ser. 2007-2383P, (LOC: JP Morgan Chase), 2.51%, due 4/3/08			8,170	µ
5,900	Kendall Co. Hlth. Fac. Dev. Corp. Hlth. Care Rev. (Morningside Ministries), Ser. 2008 A, (LOC: Allied Irish Bank), 2.12%, due 4/3/08	VMIG1		5,900	µß
9,935	McKinney Independent Sch. Dist. (Floaters), Ser. 2006-26TP, (PSF Insured), 2.27%, due 4/3/08		A-1+	9,935	µx
19,740	Munitops II Trust, Ser. 2007-63, (PSF Insured), 2.24%, due 4/3/08			19,740	µc
6,155	Pflugerville Independent Sch. Dist. (Merlots), Ser. 2008 D-41, (PSF Insured), 2.25%, due 4/2/08		A-1+	6,155	µv
5,740	Puttable Floating Option Tax Exempt Receipts, Ser. 2007, (MBIA Insured), 3.75%, due 4/3/08			5,740	µr
8,190	Puttable Floating Option Tax Exempt Receipts (Floaters) (Lampasasa), Ser. 2007-4309, (PSF Insured), 2.24%, due 4/3/08			8,190	µr
7,355	Red River Ed. Fin. Rev. (Parish Day Sch. Proj.), Ser. 2001 A, (LOC: Allied Irish Bank), 2.25%, due 4/2/08	VMIG1		7,355	µß
68,570	Texas Muni. Gas Acquisition & Supply Corp. I Gas Supply Rev. (Floaters), Ser. 2007-2132, (LOC: Morgan Stanley), 2.38%, due 4/3/08		A-1+	68,570	µ
20,525	Texas Muni. Gas Acquisition & Supply Corp. II Gas Supply Rev., Ser. 2007-10014, (LOC: Dexia Credit Locale de France), 2.31%, due 4/3/08	VMIG1	A-1+	20,525	µ
2,000	Texas St. Pub. Fin. Au. Rev. (Stephen F. Austin-Financing Sys.), Ser. 2008, (FSA insured), 4.00%, due 4/15/08			2,001	ß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$6,260	Tyler Hlth. Fac. Dev. Corp. Hosp. Rev. (East Texas Med. Ctr.), Ser. 1997 D, (FSA Insured), 5.38%, due 11/1/27 Pre-Refunded 2/16/09			$6,558
3,515	Univ. of Texas Univ. Rev., Ser. 2007-1080, (LOC: Citigroup Global Markets), 2.24%, due 4/3/08	VMIG1		3,515	µ
				299,104

Utah (0.8%)
2,950	Lehi Elec. Utils. Rev., Ser. 2005, (FSA Insured), 2.35%, due 4/2/08			2,950	µl
12,000	Riverton Hosp. Rev. (Putters), Ser. 2007-1762, (LOC: JP Morgan Chase), 2.29%, due 4/3/08	VMIG1		12,000	µ
5,500	Salt Lake Valley Fire Svc. Area TRANS, Ser. 2008, 3.75%, due 12/30/08			5,530
				20,480

Vermont (0.0%)
195	Vermont Ed. & Hlth. Bldg. Fin. Agcy. Rev. (Northeastern Hosp.), Ser. 2004 A, (LOC: TD Banknorth N.A.), 1.20%, due 4/1/08	VMIG1		195	µß

Virginia (0.7%)
7,500	ABN Amro Munitops. Cert. Trust Rev., Ser. 2005-48, (LOC: Bank of America), 2.23%, due 4/3/08	VMIG1		7,500	ñµ
9,070	Norfolk Parking Sys. Rev., Ser. 2007-10261, (AMBAC Insured), 2.53%, due 4/3/08	VMIG1	A-1	9,070	µp
				16,570

Washington (3.3%)
3,750	DFA Muni Trust Var. St. (Floaters), Ser. 2007-3003, (FSA Insured), 2.28%, due 4/3/08			3,750	µj
10,920	Eclipse Funding Trust (Solar Eclipse-Port-Seattle), Ser. 2006-0063, (MBIA Insured), 2.24%, due 4/3/08		A-1+	10,920	µu
3,395	Eclipse Funding Trust Var. St. (Solar Eclipse), Ser. 2007-0106, (MBIA Insured), 2.27%, due 4/3/08		A-1+	3,395	µu
3,700	Everett Pub. Fac. Dist. Proj. Rev., Ser. 2007, (LOC: Dexia Credit Locale de France), 1.33%, due 4/1/08		A-1+	3,700	µ
4,622	King Co. Swr. Rev. (Floaters), Ser. 2005-1091, (FSA Insured), 2.21%, due 4/3/08			4,622	µs
29,525	King Co. Swr. Rev. (Merlots), Ser. 2000 E, (FGIC Insured), 4.00%, due 4/2/08			29,525	µv
2,900	Washington St. G.O., Ser. 2008-11308, (LOC: Citibank N.A.), 2.26%, due 4/3/08		A-1	2,900	µ
17,000	Washington St. Hlth. Care Fac. Au. Rev. (Swedish Hlth. Svcs.), Ser. 2006, (LOC: Citibank, N.A.), 2.18%, due 4/2/08	VMIG1	A-1+	17,000	µß
2,920	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Annie Wright School), Ser. 2002, (LOC: Bank of America), 1.30%, due 4/1/08	VMIG1		2,920	µß
1,000	Washington St. Hsg. Fin. Commission Non-Profit Rev. (St. Vincent de Paul Proj.), Ser. 2000 A, (LOC: Wells Fargo Bank & Trust Co.), 2.19%, due 4/3/08		A-1+	1,000	µß
1,900	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 1.33%, due 4/1/08	VMIG1		1,900	µß
				81,632

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

West Virginia (0.4%)
$9,295	Eclipse Funding Trust Var. St. (Solar Eclipse-West Virginia St. Wtr.), Ser. 2006-0127, (FSA Insured), 2.23%, due 4/3/08		A-1+	$9,295	µu

Wisconsin (4.7%)
19,310	Eclipse Funding Trust Var. St. (Solar Eclipse-Wisconsin St.), Ser. 2007-0004, (FSA Insured), 2.25%, due 4/3/08		A-1+	19,310	µu
1,095	New Richmond Sch. Dist. BANS, Ser. 2007, 4.13%, due 6/6/08	MIG1		1,095
7,900	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-545, (MBIA Insured), 2.24%, due 4/3/08			7,900	µr
15,980	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007-4391, (LOC: Dexia Credit Locale de France), 2.36%, due 4/3/08	VMIG1		15,980	µ
7,500	Walworth Co. Metro. Swr. Dist., Ser. 2008, 2.65%, due 4/1/09		SP-1+	7,515	Ø
10,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Bay Area Med. Ctr., Inc.), Ser. 2008, (LOC: Marshall & Ilsley), 1.33%, due 4/1/08		A-1	10,000	µß
500	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Alverno College Proj.), Ser. 1997, (LOC: Allied Irish Bank), 1.33%, due 4/1/08	VMIG1		500	µß
11,000	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Aurora Hlth. Care), Ser. 2006 C, (LOC: Marshall & Ilsley), 1.30%, due 4/1/08		A-1	11,000	µß
4,125	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Blood Ctr.), Ser. 1994 A, (LOC: Marshall & Ilsley), 2.13%, due 4/2/08		A-1	4,125	µß
3,145	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Concordia Univ. of Wisconsin, Inc. Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 2.40%, due 4/3/08			3,145	µß
3,145	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Edgewood College), Ser. 2006, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	3,145	µß
13,205	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Floaters), Ser. 2003-858, (MBIA Insured), 5.15%, due 4/3/08			13,205	µp
860	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Gundersen Lutheran), Ser. 2000 A, (FSA Insured), 1.33%, due 4/1/08		A-1+	860	µßl
7,770	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Gundersen Lutheran), Ser. 2000 B, (FSA Insured), 1.33%, due 4/1/08		A-1+	7,770	µßl
1,400	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Lutheran College Proj.), Ser. 2003, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	1,400	µß
935	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Riverview Hosp. Assoc.), Ser. 2001, (LOC: U.S. Bank), 1.33%, due 4/1/08		A-1+	935	µß
7,495	Wisconsin St. Hsg. & Econ. Dev. Au. Hsg. Rev., Ser. 2007 B, (LOC: Bank of America), 1.95%, due 4/3/08	VMIG1	A-1+	7,495	µ
				115,380

	Total Investments (101.3%)			2,503,067
	Liabilities, less cash, receivables and other assets [(1.3%)]			(32,216)
	Total Net Assets (100.0%)			$2,470,851

See Notes to Schedule of Investments

Schedule of Investments Municipal Master Series

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Alabama (0.2%)
$988	Birmingham Pub. Park & Rec. Board Rev., Ser. 1997, (LOC: Regions Bank), 2.36%, due 4/3/08			$988	µß

Arizona (0.3%)
1,365	Coconino Co. Ind. Dev. Au. IDR. (Scuff Steel Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 2.31%, due 4/3/08		A-1+	1,365	µß

California (4.4%)
4,000	California Statewide CDA Multi-Family Hsg. Rev., Ser. 2007-836 CE, (LOC: Citigroup Global Markets), 2.38%, due 4/3/08	VMIG1		4,000	µØØ
1,260	California Statewide Comm. Dev. Corp. Rev. (RL Group LLC), Ser. 1998 C, (LOC: Mellon 1st Business Bank), 2.25%, due 4/2/08			1,260	µß
9,000	Contra Costa Co. Multi-Family Hsg. Rev. (Pleasant Hill BART Transit), Ser. 2006 A, (LOC: Calyon Bank), 3.65%, due 4/15/46 Putable 8/1/2008			9,000	ß
1,205	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2006-EC001, (LOC: Merrill Lynch Capital Markets), 2.41%, due 4/3/08			1,205	µ
1,900	Riverside Co. Ind. Dev. Au. IDR (Rockwin Corp. Proj.), Ser. 1987 II, (LOC: Royal Bank of Canada), 2.32%, due 4/2/08			1,900	µ
				17,365

Colorado (1.3%)
1,000	Central Platte Valley Metro. Dist., Ser. 2006, (LOC: BNP Paribas), 3.50%, due 12/1/36 Putable 12/1/08		A-1+	1,000
2,225	Colorado Hsg. & Fin. Au. Econ. Dev. Rev. (Kapteyn-Murnane Labs, Inc.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 2.46%, due 4/3/08			2,225	µß
1,990	El Paso Co. Single Family Mtge. Rev. (Merlots), Ser. 2007-C44, (LOC: Government National Mortgage Association), 2.35%, due 4/2/08	VMIG1		1,990	µd
				5,215

Delaware (0.1%)
450	Delaware St. Econ. Dev. Au. Multi-Family Rev. (Sch. House Proj.), Ser. 1985, (LOC: HSBC Bank N.A.), 2.40%, due 4/2/08	VMIG1		450	µ

Florida (7.0%)
5,700	Brooks of Bonita Springs II Comm. Dev. Dist. Cap. Imp. Rev., Ser. 2000 A, 7.00%, due 5/1/31 Pre-Refunded 5/1/08			5,843
3,250	Florida Dev. Fin. Corp. IDR (4504 30th Street West LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			3,250	µß
1	Miami-Dade Co. Aviation Rev., Ser. 2007 E, (FSA Insured), 2.33%, due 4/3/08	VMIG1		1	µd
2,095	Miami-Dade Co. Expressway Au. Toll Sys. Rev. (Putters), Ser. 2000-160Z, (FGIC Insured), 2.21%, due 4/3/08	VMIG2	A-1+	2,095	µo
910	Ocean Hwy. & Port Au. Rev., Ser. 1990, (LOC: Wachovia Bank & Trust Co.), 2.35%, due 4/2/08	VMIG1	A-1+	910	µ

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$690	Orange Co. Hsg. Fin. Au. Multi-Family Rev., Ser. 2000 E, (LOC: Bank of America), 2.37%, due 4/2/08	VMIG1		$690	µßØØ
1,090	Orange Co. Hsg. Fin. Au. Multi-Family Rev. (Putters), Ser. 2005-1179, (LOC: JP Morgan Chase), 2.39%, due 4/3/08	VMIG1		1,090	µ
3,200	Pinellas Co. Ind. Dev. Au. Rev. (DGT Mgmt/Work Tools), Ser. 2007, (LOC: RBC Centura Bank), 2.35%, due 4/2/08		A-1	3,200	µß
10,480	RBC Muni. Prod., Inc. Trust Var. Sts. Ser. 2008-E2, (LOC: Royal Bank of Canada), 2.36%, due 4/3/08		A-1+	10,480	µß
				27,559

Georgia (3.9%)
640	Atlanta Arpt. Rev. (Merlots), Ser. 2004 C14, (FSA Insured), 2.35%, due 4/2/08	VMIG1		640	µv
1,800	Atlanta Urban Residential Fin. Au. Multi-Family Hsg. Rev. (Capitol Gateway Apts.), Ser. 2005, (LOC: Bank of America), 2.31%, due 4/3/08		A-1+	1,800	µß
790	Canton Hsg. Au. Multi-Family Rev. (Canton Mill Lofts Proj.), Ser. 1999, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08		A-1+	790	µß
5,660	Carroll Co. Dev. Au. Rev. (Royal Metal Prod., Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08	VMIG1		5,660	µß
850	Douglas Co. Dev. Au. IDR (Whirlwind Steel Bldgs.), Ser. 1997, (LOC: JP Morgan Chase), 4.00%, due 4/3/08			850	µß
2,405	Gordon Co. Dev. Au. IDR (Nance Carpet & Rug, Inc. Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			2,405	µß
1,035	Gwinnett Co. Dev. Au. IDR (Color Image, Inc. Proj.), Ser. 1999, (LOC: SouthTrust Bank), 2.38%, due 4/3/08			1,035	µß
2,250	Jasper Co. Dev. Au. IDR (PermaTherm, Inc. Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			2,250	µß
				15,430

Hawaii (1.5%)
5,795	Hawaii St. Pub. Sch. Imp. Rev., Ser. 2004-6035, (MBIA Insured), 2.29%, due 4/3/08	VMIG1		5,795	µi

Idaho (0.6%)
2,440	Idaho Hsg. & Fin. Assoc. Single Family Mtge. Rev., Ser. 2007-11192, (LOC: Citibank, N.A.), 2.32%, due 4/3/08	VMIG1		2,440	µ

Illinois (9.3%)
2,900	Aurora Single Family Mtge. Rev. (Merlots), Ser. 2007-C55, (LOC: Government National Mortgage Association), 2.30%, due 4/2/08		A-1+	2,900	µd
4,500	Chicago Enterprise Zone Rev. (J & A LLC Proj.), Ser. 2002, (LOC: Charter One Bank), 2.42%, due 4/3/08			4,500	µ
3,435	Chicago IDR (Evans Food Prod. Co. Proj.), Ser. 1998, (LOC: LaSalle National Bank), 2.20%, due 4/3/08		A-1+	3,435	µ
1,160	Chicago Multi-Family Hsg. Rev. (Churchview Supportive Living Fac.), Ser. 2003, (LOC: Harris Trust & Savings Bank), 2.35%, due 4/3/08	VMIG1		1,160	µß
1,900	Chicago Single Family Mtge. Rev., Ser. 2007-10218, (LOC: Government National Mortgage Association), 2.32%, due 4/3/08	VMIG1		1,900	µi

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$1,400	Elgin IDR (Bailey Dev. LLC Proj.), Ser. 1996 A, (LOC: LaSalle National Bank), 2.20%, due 4/3/08		A-1+	$1,400	µß
1,400	Elmhurst IDR (Randall Mfg. Prod. Proj.), Ser. 2002, (LOC: LaSalle National Bank), 2.41%, due 4/3/08		A-1+	1,400	µß
700	Illinois Dev. Fin. Au. IDR (Florence Corp. Proj.), Ser. 1997, (LOC: Bank One), 3.60%, due 4/3/08			700	µß
830	Illinois Dev. Fin. Au. IDR (JVM LLC Proj.), Ser. 2001, (LOC: Fifth Third Bank), 2.34%, due 4/3/08			830	µß
4,570	Illinois Dev. Fin. Au. IDR (Trim-Rite Food Corp. Proj.), Ser. 2000, (LOC: Fifth Third Bank), 2.34%, due 4/4/08			4,570	µß
700	Illinois Dev. Fin. Au. Rev. (American Academy), Ser. 2001, (LOC: Bank One), 2.95%, due 4/3/08			700	µßØØ
500	Illinois Fin. Au. IDR (E Kinast Proj.), Ser. 2005 A, (LOC: JP Morgan Chase), 3.50%, due 4/3/08			500	µß
3,400	Illinois Fin. Au. IDR (Injection Plastic Corp.), Ser. 2006 A, (LOC: Wachovia Bank & Trust Co.), 2.25%, due 4/2/08			3,400	µß
1,000	Illinois Fin. Au. IDR (Meyer Ind. LLC Proj.), Ser. 2006, (LOC: Fifth Third Bank), 2.34%, due 4/3/08			1,000	µß
930	Illinois Fin. Au. IDR (Transparent Container Proj.), Ser. 2004, (LOC: Bank One), 3.60%, due 4/3/08	VMIG1		930	µß
4,300	Orland Park IDR (Panduit Corp. Proj.), Ser. 1996, (LOC: Fifth Third Bank), 2.27%, due 4/2/08		A-1+	4,300	µß
3,000	Southwestern Illinois Dev. Au. Rev. (Arizon Co., Inc. Proj.), Ser. 2007, (LOC: Marshall & Ilsley), 2.40%, due 4/3/08		A-1	3,000	µß
				36,625

Indiana (4.9%)
500	Hammond Econ. Dev. Rev. (A.M. Castle & Co. Proj.), Ser. 1994, (LOC: Bank of America), 3.60%, due 4/3/08			500	µß
5,225	Indianapolis Local Pub. Imp. Bond Bank, Ser. 2003 A, (AMBAC Insured), 2.26%, due 4/3/08			5,225	µl
4,515	Jeffersonville Econ. Dev. Rev. (Eagle Steel Prods., Inc. Proj.), Ser. 2007, (LOC: Fifth Third Bank), 2.34%, due 4/4/08			4,515	µß
890	Kendallville Econ. Dev. Rev. (Metal Shred Ind. Proj.), Ser. 2006, (LOC: Fifth Third Bank), 2.34%, due 4/4/08			890	µß
2,265	Kokomo Econ. Dev. Rev. (Village Comm. Partners IV Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 2.40%, due 4/3/08	VMIG1		2,265	µß
2,600	La Porte Co. Econ. Dev. Rev. (Van Air Proj.), Ser. 2007, (LOC: LaSalle National Bank), 2.25%, due 4/3/08			2,600	µß
1,087	Noblesville Econ. Dev. Rev. (Princeton Lakes Apts. Proj.), Ser. 2003 B, (LOC: Federal Home Loan Bank), 2.20%, due 4/3/08		A-1+	1,087	µß
1,105	North Vernon Econ. Dev. Rev. (Oak Meadows Apt. Proj.), Ser. 1995, (LOC: Federal Home Loan Bank), 2.10%, due 4/2/08		A-1+	1,105	µß
770	Plymouth Econ. Dev. Rev. (Hillcrest Apts. Proj.), Ser. 1998 A, (LOC: Federal Home Loan Bank), 2.43%, due 4/2/08		A-1+	770	µß
500	Tippecanoe Co. Econ. Dev. Ref. Rev. (Lafayette Venetian Blind), Ser. 2004, (LOC: PNC Bank), 2.28%, due 4/3/08			500	µß
				19,457

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)

Iowa (3.0%)
$500	Mason City IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			$500	µß
9,150	Puttable Floating Option Tax Exempt Receipts (Floaters), Ser. 2007, (FHA Insured), 2.26%, due 4/3/08	VMIG1		9,150	µr
2,215	Sergeant Bluff IDR (Sioux City Brick & Tile Proj.), Ser.1996, (LOC: U.S. Bank), 3.60%, due 4/3/08			2,215	µß
				11,865

Kansas (1.0%)
3,925	Junction City G.O., Ser. 2007 A, 5.00%, due 6/1/08			3,931

Kentucky (2.5%)
200	Bardstown Ind. Rev. (JAV Invt. LLC Proj.), Ser. 2001, (LOC: Bank One Michigan), 3.60%, due 4/3/08			200	µß
2,790	Boone Co. Ind. Bldg. Rev. (Benda-Lutz Corp. Proj.), Ser. 2005, (LOC: Fifth Third Bank), 2.34%, due 4/4/08			2,790	µß
2,665	Fort Mitchell Ind. Bldg. Rev. (Grandview/Hemmer Proj.), Ser. 1986, (LOC: PNC Bank), 3.75%, due 8/1/16 Putable 8/1/08			2,665
4,000	Fulton Co. Ind. Bldg. Rev. (Burke-Parsons-Bowlby Corp.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			4,000	µß
315	Trimble Co. Econ. Dev. Rev. (Synthetic Materials Proj.), Ser. 2000, (LOC: Citizens Bank), 2.25%, due 4/3/08			315	µß
				9,970

Louisiana (2.5%)
1,000	Calcasieu Parish Pub. Trust Au. Gulf Opportunity Zone Rev. (Delta Equine Ctr. LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			1,000	µß
6,969	Louisiana HFA Single Family Mtge. Rev. (Floaters), Ser. 2006-1566, (LOC: Depfa Bank PLC), 2.33%, due 4/3/08		A-1+	6,969	µs
1,920	Louisiana Local Gov’t Env. Facs. & Comm. Dev. Rev. (SRL Holdings LLC Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			1,920	µß
				9,889

Maine (2.5%)
9,500	Maine St. Hsg. Au. Mtge., Ser. 2007 F, 3.85%, due 11/15/34 Putable 9/22/08	VMIG1	A-1+	9,521
410	Westbrook Rev. (Corriveau-Routhier, Inc. Proj.), Ser. 1986, (LOC: Fleet National Bank), 4.13%, due 12/15/08			410	µß
				9,931

Maryland (0.4%)
1,660	Howard Co. IDR (Preston CT Ltd. Partnership), Ser. 1986, (LOC: SunTrust Bank), 2.75%, due 4/1/08		A-1+	1,660	µß

Massachusetts (3.0%)
3,000	Cape Cod Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 7/31/08			3,001
2,400	Greater Attleboro Taunton Reg. Transit Au. RANS, Ser. 2007, 4.00%, due 8/22/08			2,401

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$1,150	Massachusetts St. HFA, Ser. 2005 A, (FSA Insured), 3.85%, due 6/1/08			$1,150
4,975	Massachusetts St. Ind. Fin. Agcy. Rev. (Sr. Living Fac.-Forge Hill Proj.), Ser. 1998, 6.75%, due 4/1/30 Pre-Refunded 4/1/08			5,122	ß
				11,674

Michigan (2.4%)
1,000	ABN Amro Munitops Cert. Trust Rev., Ser. 2004-2, (LOC: Government National Mortgage Association), 2.27%, due 4/3/08	VMIG1		1,000	µc
2,760	Genesee Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Cramer Inc. Proj.), Ser. 2000 (LOC: Fifth Third Bank), 2.51%, due 4/3/08			2,760	µß
5,600	Michigan St. Hsg. Dev. Au. Ltd. Oblig. Multi-Family Hsg. Rev. (Benton Harbor Proj.), Ser. 2006, (LOC: Fifth Third Bank), 4.35%, due 6/1/41 Putable 7/1/08	VMIG1		5,605	ß
				9,365

Minnesota (1.5%)
845	Blaine IDR (SUPERVALU, Inc. Proj.), Ser. 1993, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			845	µß
2,415	Plymouth Multi-Family Hsg. Ref. Rev. (At the Lake Apts. Proj.), Ser. 2004, (LOC: Freddie Mac), 2.31%, due 4/3/08	VMIG1		2,415	µß
280	Roseville Private Sch. Fac. Rev. (Northwestern College Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 1.33%, due 4/1/08	VMIG1		280	µß
500	Rush City IDR (Plastech Corp. Proj.), Ser. 1999, (LOC: U.S. Bank), 2.49%, due 4/3/08			500	µ
1,300	St. Paul Hsg. & Redev. Au. Rev. (Goodwill/Easter Seals Proj.), Ser. 2000, (LOC: U.S. Bank), 2.40%, due 4/3/08			1,300	µß
605	Stillwater IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			605	µß
100	Woodbury Private Sch. Fac. Rev. (St. Ambrose Proj.), Ser. 1999, (LOC: U.S. Bank), 2.35%, due 4/2/08			100	µß
				6,045

Missouri (6.8%)
5,300	Bridgeton Ind. Dev. Au. Ind. Rev. (Stolze Printing Proj.), Ser. 2006, (LOC: Marshall & Ilsley), 2.35%, due 4/3/08		A-1	5,300	µß
1,000	Clayton Ind. Dev. Au. Ind. Ref. Rev. (Bailey Court Proj.), Ser. 1989, (LOC: Commerce Bank N.A.), 2.35%, due 4/3/08		A-1	1,000	µß
300	Hannibal Ind. Dev. Au. Ind. Rev. (Buckhorn Rubber Prods. Proj.), Ser. 1995, (LOC: JP Morgan Chase), 3.50%, due 4/3/08			300	µß
100	Jefferson Co. Ind. Dev. Au. Ind. Rev. (GHF Holdings LLC Proj.), Ser. 1994, (LOC: LaSalle National Bank), 4.00%, due 4/3/08			100	µß
4,000	Missouri St. Env. Imp. & Energy Res. Au. Env. Imp. Rev. (UtiliCorp United, Inc. Proj.), Ser. 1993, (LOC: Citibank, N.A.), 3.55%, due 4/2/08	P-1	A-1+	4,000	µß
5,340	St. Charles Co. Ind. Dev. Au. (Newco Enterprises Proj.), Ser. 2004 A (LOC: Marshall & Ilsley), 2.36%, due 4/3/08		A-1	5,340	µß
6,815	St. Charles Co. Ind. Dev. Au. (Patriot Machine, Inc.), Ser. 2007, (LOC: Marshall & Ilsley), 2.38%, due 4/3/08		A-1	6,815	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$4,100	St. Charles Co. Ind. Dev. Au. (Trinity Mfg. Proj.), Ser. 2006 (LOC: Marshall & Ilsley), 2.37%, due 4/3/08		A-1	$4,100	µß
				26,955

Montana (0.5%)
2,100	Cascade Co. Montana IDR (Montana Milling, Inc. Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 2.46%, due 4/3/08			2,100	µß

Nebraska (0.2%)
600	Norfolk IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			600	µß

Nevada (0.6%)
2,570	Deutsche Bank Spears/Lifers Trust Var. St. (Clark Co.), Ser. 2008 DBE-562, (AMBAC Insured), 2.30%, due 4/3/08			2,570	µk

New Hampshire (0.4%)
1,660	New Hampshire St. Hsg. Fin. Au. Multi-Family Rev. (Floaters), Ser. 2006-3438, (LOC: Merrill Lynch Capital Markets), 2.38%, due 4/3/08	VMIG1		1,660	µ

New Jersey (0.1%)
480	New Jersey Econ. Dev. Au. Econ. Dev. Rev. (Wearbest SIL-TEX Mills Proj.), Ser. 2000, (LOC: Bank of New York), 2.30%, due 4/2/08			480	µß

New Mexico (0.1%)
225	Las Cruces IDR (Parkview Metal Prod. Proj.), Ser. 1997, (LOC: American National Bank & Trust Co.), 4.00%, due 4/3/08			225	µß

North Carolina (3.0%)
935	Catawba Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. (HWS Co. Inc. Proj.), Ser. 1997, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			935	µß
1,320	Deutsche Bank Spears/Lifers Trust Var. St. (Raleigh-Durham), Ser. 2008-DBE568, (FGIC Insured), 2.30%, due 4/3/08			1,320	µk
1,450	Iredell Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Ind. Rev. (Riley Technologies Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			1,450	µß
4,000	Lincoln Co. Ind. Fac. & Poll. Ctrl. Fin. Au. Rev. Ind. Dev. (Sabo USA, Inc. Proj.), Ser. 2007, (LOC: LaSalle National Bank), 2.38%, due 4/3/08	VMIG1		4,000	µß
1,675	North Carolina HFA, Ser. 2002, (LOC: Citibank, N.A.), 2.32%, due 4/3/08	VMIG1		1,675	µ
2,365	North Carolina St. Ports Au. Port Fac. Rev., Ser. 2006-A2, (LOC: Bank of America), 2.20%, due 4/2/08	VMIG1		2,365	µ
				11,745

North Dakota (0.4%)
1,500	Bismarck IDR Ref. (SUPERVALU, Inc. Proj.), Ser. 1995, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			1,500	µß

Ohio (2.8%)
1,750	American Muni. Pwr. BANS (Montpelier Proj.), Ser. 2007, 3.95%, due 7/3/08			1,750

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$5,000	American Muni. Pwr. BANS (Prairie St. Proj.), Ser. 2008, 3.50%, due 4/1/09	MIG1	A-1+	$5,044	Ø
1,475	Fairfield Co. Arpt. Impt. G.O. BANS, Ser. 2008, 3.75%, due 1/21/09			1,483
115	Trumbull Co. IDR (UTD Steel Svc., Inc. Proj.), Ser. 2000, (LOC: JP Morgan Chase), 3.60%, due 4/3/08			115	µß
1,445	Vandalia Land Acquisition G.O. BANS, Ser. 2007, 3.88%, due 8/22/08			1,445
1,120	Warren Co. IDR (PAC Mfg. Proj.), Ser. 2000, (LOC: Bank of America), 1.40%, due 4/1/08		A-1+	1,120	µß
14	Wood Co. IDR (Reclamation Technologies), Ser. 2006, (LOC: National City Bank), 2.55%, due 4/3/08			14	µß
				10,971

Oregon (0.2%)
705	Marion Co. Hsg. Au. Rev. (Residence at Marian), Ser. 1997, (LOC: U.S. Bank), 2.45%, due 4/3/08		A-1+	705	µß

Pennsylvania (3.1%)
1,255	Deutsche Bank Spears/Lifers Trust Var. St. (Philadelphia), Ser. 2008-DB558, (FSA Insured), 2.30%, due 4/3/08		A-1+	1,255	µk
3,200	Fayette Co. Ind. Dev. Au. IDR (Coastal Lumber Co. Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			3,200	µß
2,495	Lackawanna Co. Ind. Dev. Au. Rev. (Material Technology Proj.), Ser. 2006, (LOC: Wachovia Bank & Trust Co.), 2.25%, due 4/3/08			2,495	µß
5,125	Puttable Floating Option Tax Exempt Receipts, Ser. 2007-PT4304, (MBIA Insured), 2.27%, due 4/3/08			5,125	µl
				12,075

Rhode Island (0.2%)
985	Rhode Island St. Ind. Facs. Corp. IDR (Precision Turned Components Proj.), Ser. 2000, (LOC: Bank of America), 2.30%, due 4/2/08		A-1+	985	µß

South Carolina (2.3%)
2,735	Jasper Co. BANS, Ser. 2008, 2.75%, due 2/12/09			2,744
3,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Advanced Composite Materials), Ser. 2007, (LOC: National Bank of South Carolina), 2.33%, due 4/3/08			3,000	µß
1,000	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Blue Ridge Log Cabins LLC), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08	VMIG1		1,000	µß
1,870	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (DCS Diversified Coating), Ser. 2002, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08	VMIG1		1,870	µß
355	South Carolina Jobs Econ. Dev. Au. Econ. Dev. Rev. (Mancor Ind., Inc. Proj.), Ser. 1999, (LOC: PNC Bank), 2.28%, due 4/3/08			355	µß
				8,969

South Dakota (0.1%)
125	Watertown IDR (SUPERVALU, Inc. Proj.), Ser. 1994, (LOC: Wachovia Bank & Trust Co.), 2.30%, due 4/2/08			125	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$210	Watertown IDR Ref. (Ramkota, Inc. Proj.), Ser. 1993, (LOC: U.S. Bank), 2.40%, due 4/3/08			$210	µß
				335

Tennessee (2.6%)
3,785	Franklin Co. IDB IDR (Zanini Proj.), Ser. 2005 B, (LOC: Regions Bank), 2.46%, due 4/3/08	VMIG1		3,785	µß
2,110	Rutherford Co. IDB IDR (Tenn. Farmers Coop. Proj.), Ser. 1999, (LOC: AmSouth Bank), 2.36%, due 4/3/08			2,110	µß
3,200	Shelby Co. Hlth., Ed. & Hsg. Fac. Board Multi-Family Hsg. Rev. (Lexington), Ser. 2005 A, (LOC: Fannie Mae), 2.45%, due 4/3/08	VMIG1		3,200	µ
300	Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 A, (LOC: Citizens Bank), 2.25%, due 4/3/08			300	µß
730	Stewart Co. IDB Rev. (Synthetic Materials Proj.), Ser. 1999 C, (LOC: Citizens Bank), 2.25%, due 4/3/08			730	µß
				10,125

Texas (9.4%)
4,660	Alliance Arpt. Au. Inc. Spec. Fac. Rev. (Floaters), Ser. 2007-2088, (LOC: Wells Fargo Bank & Trust Co.), 2.31%, due 4/3/08		A-1+	4,660	µ
315	Bell Co. Hlth. Fac. Dev. Corp. Rev. (Hlth. Fac. Baptist Care, Inc.), Ser. 1998, (LOC: Broadway National Bank), 3.50%, due 4/3/08	VMIG1		315	µßg
5,345	Bexar Co. Hsg. Fin. Corp. Multi-Family Hsg. Rev., Ser. 2007-749CE, (LOC: Citigroup Global Markets), 2.39%, due 4/3/08	VMIG1		5,345	µ
3,000	Brazos River Harbor Navigation Dist. Brazoria Co. Rev. (BASF Corp. Proj.), Ser. 2001, 2.55%, due 4/2/08		A-1+	3,000	µß
1,600	Haltom City Ind. Dev. Corp. Rev. (Molded Prod. Co. Proj.), Ser. 1995, (LOC: Bank of America), 2.20%, due 4/2/08		A-1+	1,600	µß
4,200	McAllen Ind. Dev. Au. Rev. (Ridge Sharyland), Ser. 2000, 4.52%, due 4/3/08			4,223	µ
5,455	Permian Basin Reg. Hsg. Fin. Corp. Single Family Mtge. Rev., Ser. 2006 A-2, (LOC: Government National Mortgage Association), 2.40%, due 1/1/38 Putable 8/1/08	VMIG1		5,455
4,500	South Plains Hsg. Fin. Corp. Single Family Rev. Notes, Ser. 2007, (LOC: Government National Mortgage Association), 4.40%, due 7/1/08	VMIG1		4,505	µaa
7,940	Victory St. Pub. Fac. Corp. Multi-Family Rev., Ser. 2007-832CE, (LOC: Citigroup Global Markets), 2.39%, due 4/3/08	VMIG1		7,940	µ
				37,043

Vermont (2.6%)
6,000	Vermont HFA Multi. Purp. Notes, Ser. 2007 D, (LOC: Calyon Bank), 3.85%, due 9/25/08			6,000
4,430	Vermont HFA Single Family (Putters), Ser. 2006 1554, (FSA Insured), 2.39%, due 4/3/08		A-1+	4,430	µo
				10,430

Virginia (3.1%)
2,500	Amherst Co. Econ. Dev. Au. IDR (Englands Stove Works Proj.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			2,500	µß

See Notes to Schedule of Investments

PRINCIPAL AMOUNT	SECURITY@@	RATING‡‡§		VALUE††
(000’s omitted)		Moody’s	S&P	(000’s omitted)
$2,210	Southampton Co. Ind. Dev. Au. Rev. (Feridies Proj.), Ser. 2006, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08			$2,210	µß
3,000	Sussex Co. Ind. Dev. Au. IDR (McGill Env. Sys.), Ser. 2007, (LOC: Branch Banking & Trust Co.), 2.38%, due 4/3/08	VMIG1		3,000	µß
1,250	Virginia St. Hsg. Dev. Au. Commonwealth Mgte., Ser. 2006 D1, 4.00%, due 1/1/09			1,255
1,865	Virginia St. Hsg. Dev. Au. Commonwealth Mtge. (Merlots), Ser. 2006 C07, (LOC: Bank of New York), 2.30%, due 4/2/08		A-1+	1,865	µ
1,280	Wythe Co. Ind. Dev. Au. Rev. (Klockner-Pentaplast of America), Ser. 1989, (LOC: Landesbank Hessen-Thveringen Girozentrale), 2.29%, due 4/3/08			1,280	µß
				12,110

Washington (4.0%)
3,500	Port Vancouver Spec. Rev. (United Grain Corp. Proj.), Ser. 1992, (LOC: Bank of America), 2.20%, due 4/2/08		A-1+	3,500	µß
4,500	Seattle Hsg. Au. Rev. (High Point Proj. Phase II), Ser. 2007, (LOC: KeyBank), 2.36%, due 4/3/08		A-1	4,500	µß
7,395	Washington St. Hsg. Fin. Commission Multi-Family Hsg. Rev., Ser. 2007-10003CE, (LOC: Citigroup Global Markets), 2.39%, due 4/3/08	VMIG1		7,395	µ
300	Washington St. Hsg. Fin. Commission Non-Profit Rev. (Tacoma Art Museum Proj.), Ser. 2002, (LOC: Northern Trust Co.), 1.33%, due 4/1/08	VMIG1		300	µß
				15,695

Wisconsin (1.1%)
2,000	Antigo Unified Sch. Dist. TRANS, Ser. 2007, 3.60%, due 10/30/08			2,000
425	Elkhorn IDR (Lanco Precision Plus Proj.), Ser. 1999, (LOC: Bank One), 3.50%, due 4/2/08			425	µß
1,800	Superior IDR (Amsoil, Inc. Proj.), Ser. 2007, (LOC: Wells Fargo Bank & Trust Co.), 2.31%, due 4/3/08		A-1+	1,800	µß
200	Wisconsin St. Hlth. & Ed. Fac. Au. Rev. (Meriter Hosp., Inc. Proj.), Ser. 2002, (LOC: Marshall & Ilsley), 1.33%, due 4/1/08		A-1	200	µß
				4,425

Wyoming (1.3%)
4,980	Campbell Co. IDR, Ser. 2007, (LOC: Royal Bank of Canada), 3.65%, due 11/1/37 Puttable 11/28/08		A-1+	4,980	ß

	Total Investments (97.2%)			383,702
	Cash, receivables and other assets, less liabilities (2.8%)			10,967
	Total Net Assets (100.0%)			$394,669

See Notes to Schedule of Investments

Notes to Schedule of Investments Institutional Liquidity Trust

††	Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

@@	Municipal securities held by Tax-Exempt Master Series and Municipal Master Series are within the two highest rating categories assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc. or Standard & Poor’s or, where not rated, are determined by the master series’ investment manager to be of comparable quality. Approximately 88.4% and 88.4% of the municipal securities held by Tax-Exempt Master Series and Municipal Master Series, respectively, have credit enhancement features backing them, which the funds may rely on, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the fund. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give the funds the right to sell back the issue on the date specified.

‡‡	Where no rating appears from any NRSRO, the security is deemed unrated for purposes of Rule 2a-7 under the Investment Company Act of 1940, as amended. Each of these securities is an eligible security based on a comparable quality analysis performed by the Master Series’ investment manager.

ñ	Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At March 31, 2008, these securities amounted to approximately $77,655,000 or 3.1% of net assets for Tax-Exempt Master Series.

ß	Security is guaranteed by the corporate or non-profit obligor.

Ø	All or a portion of this security was purchased on a when-issued basis. At March 31, 2008, these securities amounted to $47,865,000 for Tax-Exempt Master Series and $5,044,000 for Municipal Master Series.

ØØ	All or a portion of this security is segregated as collateral for when-issued purchase commitments.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2008.

§	Credit ratings are unaudited.

b	Security is subject to a guarantee provided by Banco Santander, backing 100% of the total principal.

c	Security is subject to a guarantee provided by Bank of America, backing 100% of the total principal.

d	Security is subject to a guarantee provided by Bank of New York, backing 100% of the total principal.

g	Security is subject to a guarantee provided by Chase Bank, backing 100% of the total principal.

h	Security is subject to a guarantee provided by Citibank, N.A., backing 100% of the total principal.

i	Security is subject to a guarantee provided by Citigroup Global Markets, backing 100% of the total principal.

j	Security is subject to a guarantee provided by Depfa Bank PLC, backing 100% of the total principal.

k	Security is subject to a guarantee provided by Deutsche Bank, backing 100% of the total principal.

l	Security is subject to a guarantee provided by Dexia Credit Locale de France, backing 100% of the total principal.

o	Security is subject to a guarantee provided by JP Morgan Chase, backing 100% of the total principal.

p	Security is subject to a guarantee provided by Landesbank Hessen-Thveringen Girozentrale, backing 100% of the total principal.

See Notes to Financial Statements

Notes to Schedule of Investments (cont’d)

q	Security is subject to a guarantee provided by Lloyd’s Bank, backing 100% of the total principal.

r	Security is subject to a guarantee provided by Merrill Lynch Capital Markets, backing 100% of the total principal.

s	Security is subject to a guarantee provided by Morgan Stanley, backing 100% of the total principal.

t	Security is subject to a guarantee provided by Societe Generale, backing 100% of the total principal.

u	Security is subject to a guarantee provided by U.S. Bank, backing 100% of the total principal.

v	Security is subject to a guarantee provided by Wachovia Bank & Trust Co., backing 100% of the total principal.

w	Security is subject to a guarantee provided by Wescorp Credit Union, backing 100% of the total principal.

x	Security is subject to a guarantee provided by Wells Fargo Bank & Trust Co., backing 100% of the total principal.

y	Security is subject to a guarantee provided by Svenska Hendelsbanken, backing 100% of the total principal.

z	Security is subject to a guarantee provided by Regions Bank, backing 100% of the total principal.

aa	Security is subject to a guarantee provided by Royal Bank of Canada, backing 100% of the total principal.

See Notes to Financial Statements

Statements of Assets and Liabilities

Institutional Liquidity Trust

(000’s omitted)

	GOVERNMENT MASTER SERIES	TAX-EXEMPT MASTER SERIES	MUNICIPAL MASTER SERIES
	March 31, 2008	March 31, 2008	March 31, 2008
Assets
Investments in securities, at value* (Note A)—see Schedule of Investments:
Unaffiliated issuers	$1,504,188	$2,503,067	$383,702
Repurchase agreements	779,800	—	—

	2,283,988	2,503,067	383,702
Cash	811	—	13,061
Interest receivable	5,299	16,744	2,469
Receivable for securities sold	—	11,477	495
Prepaid expenses and other assets	—	50	18

Total Assets	2,290,098	2,531,338	399,745

Liabilities
Due to custodian	—	12,427	—
Payable for securities purchased	—	47,864	5,044
Payable to investment manager-net (Note B)	181	196	32

Total Liabilities	181	60,487	5,076

Net Assets Applicable to investors’ beneficial interests	$2,289,917	$2,470,851	$394,669

Net Assets consist of:
Paid-in capital	$2,289,917	$2,470,851	$394,669

*Cost of investments:
Unaffiliated issuers	$2,283,988	$2,503,067	$383,702

See Notes to Financial Statements

Statements of Operations

Institutional Liquidity Trust

(000’s omitted)

GOVERNMENT MASTER SERIES
For the Year Ended March 31, 2008
Investment Income
Income:
Interest income—unaffiliated issuers (Note A)	$58,487

Expenses:
Investment management fees (Note B)	1,081
Audit fees	32
Custodian fees (Note B)	128
Insurance expense	16
Legal fees	5
Rating agency fees	12
Shareholder reports	6
Trustees’ fees and expenses	25
Miscellaneous	17

Total expenses	1,322
Investment management fees waived (Note B)	—
Expenses reduced by custodian fee expense offset arrangement (Note B)	(24)

Total net expenses	1,298

Net investment income	$57,189

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers	457

Net increase (decrease) in net assets resulting from operations	$57,646

See Notes to Financial Statements

TAX-EXEMPT MASTER SERIES		MUNICIPAL MASTER SERIES
Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007

$34,840	$10,784	$8,565	$3,484

2,245	618	656	228
11	11	32	32
225	54	72	30
—	—	—	—
10	1	10	1
2	1	2	1
—	—	—	—
15	4	15	4
16	3	3	—

2,524	692	790	296
(1,325)	(383)	(441)	(153)
(143)	(111)	(68)	(45)

1,056	198	281	98

$33,784	$10,586	$8,284	$3,386

831	5	93	6

$34,615	$10,591	$8,377	$3,392

Statements of Changes in Net Assets

Institutional Liquidity Trust

(000’s omitted)

	GOVERNMENT MASTER SERIES
	Year Ended March 31, 2008	Period from December 18, 2006 (Commencement of Operations) to March 31, 2007
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$57,189	$7,760
Net realized gain (loss) on investments	457	—
Net increase (decrease) in net assets resulting from operations	57,646	7,760

Transactions in Investors’ Beneficial Interest:
Contribution from initial capitalization	—	101
Contributions	7,608,924	1,008,073
Withdrawals	(6,146,412)	(246,175)
Net increase (decrease) from transactions in investors’ beneficial interest	1,462,512	761,999
Net Increase (Decrease) in Net Assets	1,520,158	769,759

Net Assets:
Beginning of period	769,759	—
End of period	$2,289,917	$769,759

See Notes to Financial Statements

TAX-EXEMPT MASTER SERIES		MUNICIPAL MASTER SERIES
Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007	Period from November 1, 2007 to March 31, 2008	Period from September 10, 2007 (Commencement of Operations) to October 31, 2007

$33,784	$10,586	$8,284	$3,386
831	5	93	6
34,615	10,591	8,377	3,392

—	—	—	—
4,812,906	3,250,661	1,712,974	1,154,509
(4,274,828)	(1,363,094)	(1,944,242)	(540,341)
538,078	1,887,567	(231,268)	614,168
572,693	1,898,158	(222,891)	617,560

1,898,158	—	617,560	—
$2,470,851	$1,898,158	$394,669	$617,560

Notes to Financial Statements Institutional Liquidity Trust

Note A—Summary of Significant Accounting Policies:

1	General: Government Master Series, Tax-Exempt Master Series and Municipal Master Series (individually a “Master Series,” collectively, the “Master Series”) are separate operating series of Institutional Liquidity Trust (the “Trust”), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Government Master Series had no operations until December 18, 2006 other than matters relating to its organization and the contribution of beneficial interest from the Institutional Class of Government Portfolio and Neuberger Berman Management Inc., the Master Series’ investment manager, (“Management”) of $100,000 and $1,000, respectively, on December 4, 2006. Tax-Exempt Master Series and Municipal Master Series each had no operations until September 10, 2007 other than matters relating to its organization.

Other investment companies sponsored by Management and Lehman Brothers Asset Management LLC (“LBAM”), the sub-adviser to the Master Series, whose financial statements are not presented herein, also invest in the Master Series.

The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other series of the Trust.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2	Portfolio valuation: Investment securities are valued as indicated in the notes following the Master Series’ Schedules of Investments.

3	Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statements of Operations.

4	Income tax information: It is the policy of the Master Series to comply with the requirements of the Internal Revenue Code. It is also the policy of the Master Series to conduct their operations so that each of its investors that are regulated investment companies and invest substantially all of their net investable assets therein will continue to qualify as such. Each Master Series will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

In accordance with Securities and Exchange Commission guidance, the Master Series implemented the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on September 30, 2007. The Master Series have reviewed the tax positions for the open tax years as of March 31, 2008, and have determined that the implementation of FIN 48 did not have a material impact on the Master Series’ financial statements.

5

Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to a Master Series are charged to that Master Series. Expenses of the Trust that are not directly attributed to a Master Series are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Master Series or the Trust, are allocated among the Master Series and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

6	Repurchase agreements: Each Master Series may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. Each Master Series requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Master Series to assert a perfected security interest in those securities in the event of a default under the repurchase agreement. Each Master Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Master Series under each such repurchase agreement.

7	Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B—Management Fees and Other Transactions with Affiliates:

Each Master Series retains Management as its investment manager under a Management Agreement. For such investment management services, Government Master Series pays Management a fee at the annual rate of 0.08% of its average daily net assets. Tax-Exempt Master Series and Municipal Master Series pay Management a fee at the annual rate of 0.25% of the first $500 million of average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Management contractually agreed to waive its management fee, limiting the management fee to 0.08% of its average daily net assets for Tax-Exempt Master Series and Municipal Master Series. For the year ended March 31, 2008, such waived fees amounted to $1,324,544 for Tax-Exempt Master Series and $441,421 for Municipal Master Series, respectively.

Management and LBAM, the sub-adviser to the Master Series, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to each Master Series, receives a monthly fee paid by Management, based on an annual rate of each Master Series’ average daily net assets. The Master Series do not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

Each Master Series has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2008, the impact of this arrangement was a reduction of expenses of $24,053, $142,829 and $68,495 for Government Master Series, Tax-Exempt Master Series and Municipal Master Series, respectively.

Note C—Securities Transactions:

All securities transactions for the Government Master Series, Tax-Exempt Master Series and Municipal Master Series were short-term.

Note D—Lines of Credit:

On May 25, 2007 the Government Master Series and at commencement of operations, the Tax-Exempt Master Series and Municipal Master Series became participants in a single committed, unsecured $300,000,000 line of credit with the Bank of New York, as agent, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. A commitment fee of 0.075% per annum of the unused available line of credit is charged, of which each Master Series has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $300,000,000 at any particular time.

On September 27, 2007 the Master Series became participants in a single uncommitted, unsecured $150,000,000 line of credit with State Street, as lender, to be used only for temporary or emergency purposes. Other investment companies managed by Management also participate in this line of credit on the same terms. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.375% per annum. Because several investment companies participate, there is no assurance that an individual Master Series will have access to all or any part of the $150,000,000 at any particular time.

The Master Series had no loans outstanding pursuant to either line of credit at March 31, 2008. During the year ended March 31, 2008, the Master Series did not utilize these lines of credit.

Note E—Recent Accounting Pronouncement:

In September 2006, Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management believes the adoption of SFAS 157 will not have a material impact on the Master Series’ financial position or results of operations.

Note F—Change in Year End:

The Board of Trustees adopted a change in the fiscal year end date of Tax-Exempt Master Series and Municipal Master Series to March 31. This change is effective beginning with the current fiscal period, which ran from November 1, 2007 to March 31, 2008. Prior to March 31, 2008, the fiscal year end of Tax-Exempt Master Series and Municipal Master Series was October 31.

Financial Highlights

Government Master Series

	Year Ended March 31, 2008	Period from December 18, 2006^ to March 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.10%	.13	%*
Net Expenses	.10%	.13	%*
Net Investment Income (Loss)	4.23%	5.17	%*
Total Return†	+4.73%	+1.49	%**
Net Assets, End of Period (in millions)	$2,289.9	$769.8

See Notes to Financial Highlights

Financial Highlights

Tax-Exempt Master Series

	Period from November 1, 2007 to March 31, 2008		Period from September 10, 2007^ to October 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.10	%*	.13	%*
Net Expenses‡	.09	%*	.09	%*
Net Investment Income (Loss)	2.93	%*	3.61	%*
Total Return†@	+1.25	%**	+.52	%**
Net Assets, End of Period (in millions)	$2,470.9		$1,898.2

See Notes to Financial Highlights

Financial Highlights

Municipal Master Series

	Period from November 1, 2007 to March 31, 2008		Period from September 10, 2007^ to October 31, 2007
Ratios to Average Net Assets:
Gross Expenses#	.13	%*	.18	%*
Net Expenses‡	.10	%*	.13	%*
Net Investment Income (Loss)	3.08	%*	3.63	%*
Total Return†@	+1.28	%**	+.52	%**
Net Assets, End of Period (in millions)	$394.7		$617.6

See Notes to Financial Highlights

Notes to Financial Highlights Institutional Liquidity Trust

#	The Master Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

‡	After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratios of net expenses to average daily net assets would have been:

	Period from November 1, 2007 to March 31, 2008	Period Ended October 31, 2007(1)
Tax-Exempt Master Series	.21%	.22%
Municipal Master Series	.27%	.30%

(1)	Period from September 10, 2007 (commencement of operations) to October 31, 2007.

†

Total return for the Master Series has been calculated based on the total return for the feeder funds that invest all of their net investable assets in the Master Series. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements of the feeder funds. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted.

^	The date investment operations commenced.

*	Annualized.

**	Not annualized.

@	Total return would have been lower had Management not waived a portion of the investment management fee.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust

and Owners of Beneficial Interest of Government Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Government Master Series (one of the series constituting Institutional Liquidity Trust) (the “Master Series”), as of March 31, 2008, and the related statements of operation for the year then ended, and statement of changes in net assets, and the financial highlights for the year ended March 31, 2008 and the period from December 18, 2006 (commencement of operations) to March 31, 2007. These financial statements and financial highlights are the responsibility of the Master Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series’ internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Master Series, a series of Institutional Liquidity Trust, at March 31, 2008, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended March 31, 2008 and the period from December 18, 2006 (commencement of operations) to March 31, 2007, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

Institutional Liquidity Trust and

Owners of Beneficial Interest of Tax-Exempt Master Series

We have audited the accompanying statement of assets and liabilities of Tax-Exempt Master Series (the “Portfolio”), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period November 1, 2007 to March 31, 2008 and for the period from September 10, 2007 to October 31, 2007. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Master Series as of March 31, 2008, the results of its operations, the changes in its net assets, and the financial highlights for the period from November 1, 2007 to March 31, 2008 and for the period September 10, 2007 to October 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania

May 15, 2008

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Institutional Liquidity Trust

and Owners of Beneficial Interest of Municipal Master Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Municipal Master Series (one of the series constituting Institutional Liquidity Trust) (the “Master Series”), as of March 31, 2008, and the related statements of operations, changes in net assets and the financial highlights for the period from November 1, 2007 to March 31, 2008 and the period from September 10, 2007 (commencement of operations) to October 31, 2007. These financial statements and financial highlights are the responsibility of the Master Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Master Series’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Municipal Master Series, a series of Institutional Liquidity Trust, at March 31, 2008, the results of its operations, changes in its net assets, and the financial highlights for the period from November 1, 2007 to March 31, 2008, and the period from September 10, 2007 (commencement of operations) to October 31, 2007, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

May 14, 2008

Directory

Investment Manager, Administrator and Distributor

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158–0180

888.556.9030

Sub-Adviser

Lehman Brothers Asset Management LLC

200 South Wacker Drive

Suite 2100

Chicago, IL 60601

Custodian and Shareholder Servicing Agent

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Legal Counsel

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, DC 20006

Independent Registered Public Accounting Firms

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Tait, Weller & Baker LLP

1818 Market Street

Suite 2400

Philadelphia, PA 19103

Trustees and Officers

The following tables set forth information concerning the trustees (“Trustees”) and officers (“Officers”) of Lehman Brothers Income Funds (the “Trust”). All persons named as Trustees and Officers also serve in similar capacities for other funds administered or managed by Neuberger Berman Management Inc. (“Management”) and Lehman Brothers Asset Management LLC (“LBAM”). The Statement of Additional Information includes additional information about the Trustees and Officers and is available upon request, without charge, by calling (800) 877-9700.

Information about the Board of Trustees

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Independent Trustees

John Cannon (78)	Trustee since 1994	Consultant; formerly, Chairman, CDC Investment Advisers (registered investment adviser), 1993 to January 1999; formerly, President and Chief Executive Officer, AMA Investment Advisors, an affiliate of the American Medical Association.	62	Independent Trustee or Director of three series of Oppenheimer Funds: Oppenheimer Limited Term New York Municipal Fund, Rochester Fund Municipals, and Oppenheimer Convertible Securities Fund since 1992.

Faith Colish (72)	Trustee since 2000	Counsel, Carter Ledyard & Milburn LLP (law firm) since October 2002; formerly, Attorney-at-Law and President, Faith Colish, A Professional Corporation, 1980 to 2002.	62	Formerly, Director (1997 to 2003) and Advisory Director (2003 to 2006), ABA Retirement Funds (formerly, American Bar Retirement Association) (not-for-profit membership corporation).

Martha C. Goss (58)	Trustee since 2007	President, Woodhill Enterprises Inc./Chase Hollow Associates LLC (personal investment vehicle), since 2006; Chief Operating and Financial Officer, Hopewell Holdings LLC/ Amwell Holdings, LLC (a holding company for a healthcare reinsurance company start-up), since 2003; formerly, Consultant, Resources Connection (temporary staffing), 2002 to 2006.	62	Director, Ocwen Financial Corporation (mortgage servicing), since 2005; Director, American Water (water utility), since 2003; Director, Channel Reinsurance (financial guaranty reinsurance), since 2006; Advisory Board Member, Attensity (software developer), since 2005; Director, Allianz Life of New York (insurance), since 2005; Director, Financial Women’s Association of New York (not for profit association), since 2003; Trustee Emerita, Brown University, since 1998.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

C. Anne Harvey (70)	Trustee since 2000	President, C.A. Harvey Associates, since October 2001; formerly, Director, AARP, 1978 to December 2001.	62	Formerly, President, Board of Associates to The National Rehabilitation Hospital’s Board of Directors, 2001 to 2002; formerly, Member, Individual Investors Advisory Committee to the New York Stock Exchange Board of Directors, 1998 to June 2002.

Robert A. Kavesh (80)	Trustee since 1993	Marcus Nadler Professor Emeritus of Finance and Economics, New York University Stern School of Business; formerly, Executive Secretary—Treasurer, American Finance Association, 1961 to 1979.	62	Formerly, Director, The Caring Community (not-for-profit), 1997 to 2006; formerly, Director, DEL Laboratories, Inc. (cosmetics and pharmaceuticals), 1978 to 2004; formerly, Director, Apple Bank for Savings, 1979 to 1990; formerly, Director, Western Pacific Industries, Inc., 1972 to 1986 (public company).

Michael M. Knetter (48)	Trustee since 2007	Dean, School of Business, University of Wisconsin—Madison; formerly, Professor of International Economics and Associate Dean, Amos Tuck School of Business—Dartmouth College, 1998 to 2002.	62	Trustee, Northwestern Mutual Series Fund, Inc., since February 2007; Director, Wausau Paper, since 2005; Director, Great Wolf Resorts, since 2004.

Howard A. Mileaf (71)	Trustee since 2000	Retired; formerly, Vice President and General Counsel, WHX Corporation (holding company), 1993 to 2001.	62	Director, Webfinancial Corporation (holding company), since December 2002; formerly, Director WHX Corporation (holding company), January 2002 to June 2005; formerly, Director, State Theatre of New Jersey (not-for-profit theater), 2000 to 2005.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

George W. Morriss (60)	Trustee since 2007	Formerly, Executive Vice President and Chief Financial Officer, People’s Bank (a financial services company), 1991 to 2001.	62	Manager, Old Mutual 2100 fund complex (consisting of six funds) since October 2006 for four funds and since February 2007 for two funds.

Edward I. O’Brien (79)	Trustee since 2000	Formerly, Member, Investment Policy Committee, Edward Jones, 1993 to 2001; President, Securities Industry Association (“SIA”) (securities industry’s representative in government relations and regulatory matters at the federal and state levels), 1974 to 1992; Adviser to SIA, November 1992 to November 1993.	62	Director, Legg Mason, Inc. (financial services holding company), since 1993; formerly, Director, Boston Financial Group (real estate and tax shelters), 1993 to 1999.

William E. Rulon (75)	Trustee since 1993	Retired; formerly, Senior Vice President, Foodmaker, Inc. (operator and franchiser of restaurants), until January 1997.	62	Formerly, Director, Pro-Kids Golf and Learning Academy (teach golf and computer usage to “at risk” children), 1998 to 2006; formerly, Director, Prandium, Inc. (restaurants), March 2001 to July 2002.

Cornelius T. Ryan (76)	Trustee since 2000	Founding General Partner, Oxford Partners and Oxford Bioscience Partners (venture capital investing) and President, Oxford Venture Corporation, since 1981.	62	None.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Tom D. Seip (58)	Trustee since 2000; Lead Independent Trustee beginning 2006	General Partner, Seip Investments LP (a private investment partnership); formerly, President and CEO, Westaff, Inc. (temporary staffing), May 2001 to January 2002; formerly, Senior Executive at the Charles Schwab Corporation, 1983 to 1998, including Chief Executive Officer, Charles Schwab Investment Management, Inc., and Trustee, Schwab Family of Funds and Schwab Investments, 1997 to 1998, and Executive Vice President-Retail Brokerage, Charles Schwab & Co., Inc., 1994 to 1997.	62	Director, H&R Block, Inc. (financial services company), since May 2001; Chairman, Compensation Committee, H&R Block, Inc., since 2006; Director, America One Foundation, since 1998; formerly, Chairman, Governance and Nominating Committee, H&R Block, Inc., 2004 to 2006; formerly, Director, Forward Management, Inc. (asset management company), 1999 to 2006; formerly, Director, E-Bay Zoological Society, 1999 to 2003; formerly, Director, General Magic (voice recognition software), 2001 to 2002; formerly, Director, E-Finance Corporation (credit decisioning services), 1999 to 2003; formerly, Director, Save-Daily.com (micro investing services), 1999 to 2003.

Candace L. Straight (60)	Trustee since 1993	Private investor and consultant specializing in the insurance industry; formerly, Advisory Director, Securitas Capital LLC (a global private equity investment firm dedicated to making investments in the insurance sector), 1998 to December 2003.	62	Director, Montpelier Re (reinsurance company), since 2006; Director, National Atlantic Holdings Corporation (property and casualty insurance company), since 2004; Director, The Proformance Insurance Company (property and casualty insurance company), since March 2004; formerly, Director, Providence Washington Insurance Company (property and casualty insurance company), December 1998 to March 2006; formerly, Director, Summit Global Partners (insurance brokerage firm), 2000 to 2005.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Peter P. Trapp (63)	Trustee since 2000	Retired; formerly, Regional Manager for Mid-Southern Region, Ford Motor Credit Company, September 1997 to 2007; formerly, President, Ford Life Insurance Company, April 1995 to August 1997.	62	None.

Trustees who are “Interested Persons”

Jack L. Rivkin* (67)	President and Trustee since 2002	Executive Vice President and Chief Investment Officer, Neuberger Berman Inc. (holding company), since 2002 and 2003, respectively; Managing Director and Chief Investment Officer, Neuberger Berman, LLC (“Neuberger”), since December 2005 and 2003, respectively; formerly, Executive Vice President, Neuberger, December 2002 to 2005; Director and Chairman, Management, since December 2002; formerly, Executive Vice President, Citigroup Investments, Inc., September 1995 to February 2002; formerly, Executive Vice President, Citigroup Inc., September 1995 to February 2002.	62	Director, Dale Carnegie and Associates, Inc. (private company), since 1998; Director, Solbright, Inc. (private company), since 1998.

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)	Number of Funds in Fund Complex Overseen by Trustee(4)	Other Directorships Held Outside Fund Complex by Trustee

Peter E. Sundman* (48)	Chairman of the Board since 2000, Chief Executive Officer and Trustee since 1999; President from 1999 to 2000	Executive Vice President, Neuberger Berman Inc. (holding company), since 1999; Head of Neuberger Berman Inc.’s Mutual Funds Business (since 1999) and Institutional Business (1999 to October 2005); responsible for Managed Accounts Business and intermediary distribution since October 1999; President and Director, Management since 1999; Managing Director, Neuberger, since 2005; formerly, Executive Vice President, Neuberger, 1999 to December 2005; formerly, Principal, Neuberger, 1997 to 1999; formerly, Senior Vice President, Management, 1996 to 1999.	62	Director and Vice President, Neuberger & Berman Agency, Inc., since 2000; formerly, Director, Neuberger Berman Inc. (holding company), October 1999 to March 2003; Trustee, Frost Valley YMCA; Trustee, College of Wooster.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the Trust’s Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4)	For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

*	Indicates a Trustee who is an “interested person” within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Management and/or LBAM.

Information about the Officers of the Trust

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Andrew B. Allard (46)	Anti-Money Laundering Compliance Officer since 2002	Senior Vice President, Neuberger, since 2006; Deputy General Counsel, Neuberger, since 2004; formerly, Vice President, Neuberger, 2000 to 2005; formerly, Associate General Counsel, Neuberger, 1999 to 2004; Anti-Money Laundering Compliance Officer, fifteen registered investment companies for which Management acts as investment manager and administrator (six since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Michael J. Bradler (38)	Assistant Treasurer since 2005	Vice President, Neuberger, since 2006; Employee, Management, since 1997; Assistant Treasurer, fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006).

Claudia A. Brandon (51)	Secretary since 1985	Senior Vice President, Neuberger, since 2007; Vice President-Mutual Fund Board Relations, Management, since 2000 and Assistant Secretary since 2004; formerly, Vice President, Neuberger, 2002 to 2006 and Employee since 1999; Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 1985, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Robert Conti (51)	Vice President since 2000	Managing Director, Neuberger, since 2007; formerly, Senior Vice President, Neuberger, 2003 to 2006; formerly, Vice President, Neuberger, 1999 to 2003; Senior Vice President, Management, since 2000; Vice President, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Brian J. Gaffney (54)	Vice President since 2000	Managing Director, Neuberger, since 1999; Senior Vice President, Management, since 2000; Vice President, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Maxine L. Gerson (57)	Chief Legal Officer since 2005 (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002)	Senior Vice President, Neuberger, since 2002; Deputy General Counsel and Assistant Secretary, Neuberger, since 2001; Senior Vice President, Management, since 2006; Secretary and General Counsel, Management, since 2004; Chief Legal Officer (only for purposes of sections 307 and 406 of the Sarbanes-Oxley Act of 2002), fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006).

Sheila R. James (42)	Assistant Secretary since 2002	Vice President, Neuberger, since 2008 and Employee since 1999; formerly, Assistant Vice President, Neuberger, 2007; Assistant Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (six since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Name, Age, and Address(1)	Position and Length of Time Served(2)	Principal Occupation(s)(3)

Kevin Lyons (52)	Assistant Secretary since 2003	Assistant Vice President, Neuberger, since 2008 and Employee since 1999; Assistant Secretary, fifteen registered investment companies for which Management acts as investment manager and administrator (eight since 2003, four since 2004, one since 2005 and two since 2006).

John M. McGovern (38)	Treasurer and Principal Financial and Accounting Officer since 2005; prior thereto, Assistant Treasurer since 2002	Senior Vice President, Neuberger, since 2007; formerly, Vice President, Neuberger, 2004 to 2006; Employee, Management, since 1993; Treasurer and Principal Financial and Accounting Officer, fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006); formerly, Assistant Treasurer, fourteen registered investment companies for which Management acts as investment manager and administrator, 2002 to 2005.

Frank Rosato (37)	Assistant Treasurer since 2005	Vice President, Neuberger, since 2006; Employee, Management, since 1995; Assistant Treasurer, fifteen registered investment companies for which Management acts as investment manager and administrator (thirteen since 2005 and two since 2006).

Frederic B. Soule (62)	Vice President since 2000	Senior Vice President, Neuberger, since 2003; formerly, Vice President, Neuberger, 1999 to 2002; Vice President, fifteen registered investment companies for which Management acts as investment manager and administrator (three since 2000, three since 2002, two since 2003, four since 2004, one since 2005 and two since 2006).

Chamaine Williams (37)	Chief Compliance Officer since 2005	Senior Vice President, Neuberger, since 2007; Chief Compliance Officer, Management, since 2006; Senior Vice President, Lehman Brothers Inc., since 2007; formerly, Vice President, Lehman Brothers Inc., 2003 to 2006; Chief Compliance Officer, fifteen registered investment companies for which Management acts as investment manager and administrator (fourteen since 2005 and one since 2006); formerly, Chief Compliance Officer, Lehman Brothers Asset Management Inc., 2003 to 2007; formerly, Chief Compliance Officer, Lehman Brothers Alternative Investment Management LLC, 2003 to 2007; formerly, Vice President, UBS Global Asset Management (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997 to 2003.

(1)	The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)	Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3)	Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also be available, without charge, by calling 1-888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings for each Master Series with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-888-556-9030 (toll-free).

Notice to Shareholders (Unaudited)

For the fiscal period ended March 31, 2008, the percentages representing the portion of distributions from net investment income, which are exempt from federal tax, other than alternative minimum tax are as follows:

Tax-Free Money Fund	100%
National Municipal Money Fund	100%

Investment manager: Neuberger Berman Management Inc.

Sub-adviser: Lehman Brothers Asset Management LLC

Neuberger Berman Management Inc.

605 Third Avenue, 2nd Floor

New York, NY 10158-0180

Neuberger Berman Government Money Fund

Retail Services: 800.877.9700

Broker/Dealer and Institutional Services: 800.366.6264

Web Site: www.nb.com

Lehman Brothers Tax-Free Money Fund

Lehman Brothers National Municipal Money Fund

Broker/Dealer and Institutional Support Services: 888.556.9030

Web Site: www.lehmanam.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Fund. This report is prepared for the general information of shareholders and is not an offer of shares of the Fund. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

  I0162 05/08

Item 2. Code of Ethics

The Board of Trustees (“Board”) of Lehman Brothers Income Funds (“Registrant”) adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  For the period covered by this Form N-CSR, there were no amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the Code of Ethics was included as an exhibit to Registrant’s Form N-CSR filed on July 10, 2006.  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3. Audit Committee Financial Expert

The Board has determined that the Registrant has three audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Martha Goss, Howard Mileaf and George Morriss. Ms. Goss, Mr. Mileaf and Mr. Morriss are independent trustees as defined by Form N-CSR.

Item 4. Principal Accountant Fees and Services

The financial information provided below is that of the Registrant.  The Board approved a change to Neuberger Berman Government Money Fund’s (“Government Money Fund”) fiscal year end from October 31 to March 31 in 2007. Accordingly, the fees charged by Ernst & Young, LLP (“E&Y”) and reported below for Government Money Fund are for the fiscal year ended October 31, 2006, the fiscal period of November 1, 2006 to March 31, 2007 and the fiscal year ended March 31, 2008.

The Board also approved a change to Lehman Brothers National Municipal Money Fund’s (“National Municipal Money Fund”) and Lehman Brothers Tax-Free Money Fund’s (“Tax-Free Money Fund”) fiscal year end from October 31 to March 31 in 2008.  Accordingly, the fees charged by E&Y and Tait, Weller & Baker LLP (“TW&B”) and reported below for National Municipal Money Fund and Tax-Free Money Fund are for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and the fiscal period of November 1, 2007 to March 31, 2008.

This N-CSR relates only to Government Money Fund, National Municipal Money Fund and Tax-Free Money Fund (collectively, the “Funds”).  However, the fees disclosed for the fiscal years ended October 31, 2006 and October 31, 2007 are the aggregate fees charged by E&Y and TW&B to the Registrant for those periods.  E&Y serves as independent registered public accounting firm to Government Money Fund and National Municipal Money Fund.  TW&B serves as independent registered public accounting firm to Tax-Free Money Fund.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $225,000, $216,000, $15,000, $15,000 and $18,800 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively.

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $44,900, $38,700 and $4,900 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0, $0, $0, $0 and $0 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0, $0, $0, $0 and $0 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively.

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0, $0 and $0 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0, $0 and $0 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $71,000, $63,600, $3,000, $3,000 and $9,000 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0%, 0%, 0%, 0% and 0% for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively, of these services provided by E&Y pursuant to the waiver provisions of Rule 2-01(c) (7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0, $0, $7,000, $7,100 and $7,100 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively. The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0%, 0%, 0%, 0% and 0% for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively, of these services provided by E&Y pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $6,600, $6,400 and $1,600 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively.  The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0%, 0% and 0% for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively, of these services provided by TW&B pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0, $0 and $1,600 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively.  The nature of the services provided were tax compliance, tax advice, and tax planning.  The Audit Committee approved 0%, 0% and 0% for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively, of these services provided by TW&B pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0, $0, $0, $0 and $0 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0, $0, $0, $0 and $0 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively.

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0, $0 and $0 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees, that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0, $0 and $0 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively.

(e) Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $71,000, $63,600, $3,000, $3,000 and $9,000 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $475,000, $425,000, $475,000, $466,800 and $460,800 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007, the fiscal period of November 1, 2006 to March 31, 2007, the fiscal year ended March 31, 2008 and the fiscal period of November 1, 2007 to March 31, 2008, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant were $6,600, $6,400 and $1,600 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively.

Non-audit fees billed by TW&B for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $32,000, $44,100 and $48,900 for the fiscal year ended October 31, 2006, the fiscal year ended October 31, 2007 and for the fiscal period of November 1, 2007 to March 31, 2008, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s and TW&B’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable to the Registrant.

Item 6. Schedule of Investments

The complete schedule of investments for the Funds is disclosed in the Registrant’s Annual Report, which is included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the Registrant.

Item 10.  Submission of Matters to a Vote of Security Holders

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q  is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)

A copy of the Code of Ethics is incorporated by reference to the Registrant’s Form N-CSR, Investment Company Act file number 811-3802 (filed July 10, 2006).

(a)(2)

The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)

Not applicable.

(b)

The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS INCOME FUNDS

By:      /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: June 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Peter E. Sundman

Peter E. Sundman

Chief Executive Officer

Date: June 5, 2008

By:       /s/ John M. McGovern

John M. McGovern

Treasurer and Principal Financial

and Accounting Officer

Date: June 5, 2008